UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Series Long-Term Treasury Bond Index Fund Fidelity® Series Long-Term Treasury Bond Index Fund : FTLTX

This annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 7, 2016 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Long-Term Treasury Bond Index Fund	3.44%	-6.72%	-1.98%
Bloomberg U.S. Long Treasury Bond Index	3.43%	-6.63%	-1.92%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.13%
A   From July 7, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$21,043,304,482
Number of Holdings	89
Total Advisory Fee	$0
Portfolio Turnover	18%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	9.4
2 - 2.99%	34.6
3 - 3.99%	28.5
4 - 4.99%	25.9
5 - 5.99%	0.6

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.0
US Treasury Notes	0.0
99.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912773.100    2840-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Intermediate Treasury Bond Index Fund Fidelity® Intermediate Treasury Bond Index Fund : FUAMX

This annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Treasury Bond Index Fund	5.29%	-1.15%	1.14%
Bloomberg U.S. 5-10 Year Treasury Bond Index	5.29%	-1.14%	1.18%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$6,639,471,831
Number of Holdings	43
Total Advisory Fee	$2,291,360
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	12.2
1 - 1.99%	14.3
2 - 2.99%	6.8
3 - 3.99%	17.1
4 - 4.99%	47.4
6 - 6.99%	1.5

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	97.8
US Treasury Bonds	1.5
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912765.100    3045-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Intermediate Treasury Bond Index Fund Fidelity® SAI Intermediate Treasury Bond Index Fund : FSIWX

This annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period September 20, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund A	$ 1	0.03%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,878,536,736
Number of Holdings	48
Total Advisory Fee	$361,766
Portfolio TurnoverA	20%
A Amount not annualized
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	11.8
1 - 1.99%	12.8
2 - 2.99%	6.4
3 - 3.99%	17.2
4 - 4.99%	49.7
5 - 5.99%	0.1
6 - 6.99%	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	97.9
US Treasury Bonds	1.4
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916271.100    7703-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Short-Term Treasury Bond Index Fund Fidelity® Short-Term Treasury Bond Index Fund : FUMBX

This annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Short-Term Treasury Bond Index Fund	5.31%	0.85%	1.39%
Bloomberg U.S. 1-5 Year Treasury Bond Index	5.33%	0.87%	1.44%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,002,761,033
Number of Holdings	104
Total Advisory Fee	$952,645
Portfolio Turnover	42%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	24.2
1 - 1.99%	18.6
2 - 2.99%	10.2
3 - 3.99%	11.4
4 - 4.99%	32.9
5 - 5.99%	0.4
6 - 6.99%	1.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	97.3
US Treasury Bonds	1.4
98.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912764.100    3049-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Long-Term Treasury Bond Index Fund Fidelity® Long-Term Treasury Bond Index Fund : FNBGX

This annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 28, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Long-Term Treasury Bond Index Fund	3.48%	-6.71%	-0.42%
Bloomberg U.S. Long Treasury Bond Index	3.43%	-6.63%	-0.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$4,816,593,965
Number of Holdings	89
Total Advisory Fee	$1,321,562
Portfolio Turnover	18%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	15.2
2 - 2.99%	20.9
3 - 3.99%	32.9
4 - 4.99%	29.7
5 - 5.99%	0.2

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	98.5
US Treasury Notes	0.4
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912766.100    3047-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI U.S. Treasury Bond Index Fund Fidelity® SAI U.S. Treasury Bond Index Fund : FUTBX

This annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2016 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Treasury Bond Index Fund	4.96%	-1.20%	0.80%
Bloomberg U.S. Treasury Index	4.95%	-1.15%	0.85%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.55%
A   From March 1, 2016
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$9,584,727,765
Number of Holdings	213
Total Advisory Fee	$5,445,108
Portfolio Turnover	32%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	17.3
1 - 1.99%	30.1
2 - 2.99%	18.2
3 - 3.99%	13.6
4 - 4.99%	16.6
5 - 5.99%	0.4
6 - 6.99%	3.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.7
US Treasury Bonds	23.8
99.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912772.100    2814-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity® SAI Long-Term Treasury Bond Index Fund : FBLTX

This annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds produced a solid gain for the 12 months ending February 28, 2025, amid elevated volatility, as summertime bond market optimism gave way to late-2024 and early-2025 uncertainty about the future path of U.S. inflation and interest rates.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, and other factors.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2015 through February 28, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Long-Term Treasury Bond Index Fund	2.37%	-7.49%	-0.39%
Bloomberg U.S. 20+ Year Treasury Bond Index	2.41%	-7.40%	-0.35%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.61%
A   From October 8, 2015
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$3,057,894,366
Number of Holdings	39
Total Advisory Fee	$1,247,766
Portfolio Turnover	20%
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	9.3
2 - 2.99%	37.6
3 - 3.99%	27.0
4 - 4.99%	25.4

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	99.3
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912771.100    2801-TSRA-0425

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® SAI Short-Term Treasury Bond Index Fund Fidelity® SAI Short-Term Treasury Bond Index Fund : FSSWX

This annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period September 20, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund A	$ 1	0.03%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$80,104,041
Number of Holdings	88
Total Advisory Fee	$11,527
Portfolio TurnoverA	32%
A Amount not annualized
What did the Fund invest in?
(as of February 28, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	29.6
1 - 1.99%	18.4
2 - 2.99%	14.7
3 - 3.99%	4.8
4 - 4.99%	29.9
5 - 5.99%	0.6
6 - 6.99%	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 99.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	97.4
US Treasury Bonds	1.9
99.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916276.100    7700-TSRA-0425

Item 2.

Code of Ethics

As of the end of the period, February 28, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Intermediate Treasury Bond Index Fund, Fidelity SAI Long-Term Treasury Bond Index Fund, Fidelity SAI Short-Term Treasury Bond Index Fund, and Fidelity SAI U.S. Treasury Bond Index Fund (the “Funds”):

Services Billed by Deloitte Entities

February 28, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity SAI Intermediate Treasury Bond Index Fund	$28,400	$-	$9,800	$300
Fidelity SAI Long-Term Treasury Bond Index Fund	$41,700	$-	$11,700	$900
Fidelity SAI Short-Term Treasury Bond Index Fund	$28,400	$-	$9,800	$300
Fidelity SAI U.S. Treasury Bond Index Fund	$47,000	$-	$8,200	$1,000

February 29, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Intermediate Treasury Bond Index Fund	$-	$-	$-	$-
Fidelity SAI Long-Term Treasury Bond Index Fund	$42,900	$-	$11,000	$1,100
Fidelity SAI Short-Term Treasury Bond Index Fund	$-	$-	$-	$-
Fidelity SAI U.S. Treasury Bond Index Fund	$45,500	$-	$7,900	$1,100

A Amounts may reflect rounding.
B Fidelity SAI Intermediate Treasury Bond Index Fund and Fidelity SAI Short-Term Treasury Bond Index Fund commenced operations on September 20, 2024.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Intermediate Treasury Bond Index Fund, Fidelity Long-Term Treasury Bond Index Fund, Fidelity Series Long-Term Treasury Bond Index Fund, and Fidelity Short-Term Treasury Bond Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Treasury Bond Index Fund	$37,600	$3,400	$9,800	$1,500
Fidelity Long-Term Treasury Bond Index Fund	$37,500	$3,400	$9,800	$1,500
Fidelity Series Long-Term Treasury Bond Index Fund	$44,000	$3,800	$9,000	$1,600
Fidelity Short-Term Treasury Bond Index Fund	$37,400	$3,400	$9,800	$1,500

February 29, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Treasury Bond Index Fund	$37,000	$3,400	$9,500	$1,400
Fidelity Long-Term Treasury Bond Index Fund	$36,900	$3,400	$9,500	$1,400
Fidelity Series Long-Term Treasury Bond Index Fund	$43,200	$3,800	$8,800	$1,600
Fidelity Short-Term Treasury Bond Index Fund	$36,900	$3,400	$9,500	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2025A,B	February 29, 2024A,B
Audit-Related Fees	$250,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,444,500	$935,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Intermediate Treasury Bond Index Fund and Fidelity SAI Short-Term Treasury Bond Index Fund’s commencement of operations.

Services Billed by PwC

	February 28, 2025A	February 29, 2024A
Audit-Related Fees	$9,845,100	$9,422,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2025A,B	February 29, 2024A,B
Deloitte Entities	$3,052,800	$6,320,600
PwC	$14,806,100	$15,085,600

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Intermediate Treasury Bond Index

Fund and Fidelity SAI Short-Term Treasury Bond Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Short-Term Treasury Bond Index Fund
Fidelity® Intermediate Treasury Bond Index Fund
Fidelity® Long-Term Treasury Bond Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Short-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,584,785
US Treasury Bonds 6% 2/15/2026	4.12 to 4.41	11,960,500	12,172,924
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,621,111
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,308,231
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	60,816,128
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	32,576,170
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.35	36,508,300	33,328,085
US Treasury Notes 0.5% 2/28/2026	0.73 to 4.27	2,251,600	2,172,222
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	14,768,812
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	34,109,207
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	37,649,171
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,080,158
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	14,970,422
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	54,911,362
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	38,373,168
US Treasury Notes 0.625% 7/31/2026	0.70 to 4.83	109,967,700	104,851,624
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	61,177,754
US Treasury Notes 0.75% 3/31/2026	0.92	13,428,300	12,956,211
US Treasury Notes 0.75% 4/30/2026	0.85 to 4.46	85,485,200	82,259,469
US Treasury Notes 0.75% 5/31/2026	0.80 to 5.04	56,999,000	54,719,040
US Treasury Notes 0.75% 8/31/2026	3.96 to 4.52	31,195,000	29,719,330
US Treasury Notes 0.875% 6/30/2026	0.90 to 4.83	30,584,600	29,336,127
US Treasury Notes 0.875% 9/30/2026	3.01 to 4.77	28,411,300	27,051,775
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	46,034,375
US Treasury Notes 1.125% 10/31/2026	1.17 to 1.29	37,562,400	35,826,606
US Treasury Notes 1.125% 2/29/2028	4.19	6,611,700	6,085,088
US Treasury Notes 1.25% 11/30/2026	1.15	32,148,400	30,665,304
US Treasury Notes 1.25% 12/31/2026	1.25 to 4.40	82,407,300	78,438,230
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,164,010
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	34,718,933
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	66,465,260
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,096,454
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	60,699,782
US Treasury Notes 1.5% 1/31/2027	1.62	10,888,300	10,390,671
US Treasury Notes 1.5% 8/15/2026	4.71	6,707,600	6,469,690
US Treasury Notes 1.625% 10/31/2026	1.13 to 4.52	47,288,400	45,483,683
US Treasury Notes 1.625% 5/15/2026	4.42 to 4.57	30,323,000	29,454,767
US Treasury Notes 1.875% 2/28/2027	1.72	22,422,400	21,519,373
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	79,135,339
US Treasury Notes 1.875% 7/31/2026	3.53 to 3.83	8,528,200	8,276,018
US Treasury Notes 2.125% 5/31/2026	4.52 to 4.76	12,121,500	11,836,455
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,265,181
US Treasury Notes 2.25% 2/15/2027	4.63	7,761,600	7,508,135
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,706,958
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	37,388,022
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,339,254
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,095,393
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	19,768,134
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	43,960,263
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	10,832,822
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,381,344
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	35,823,834
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,038,848
US Treasury Notes 2.875% 4/30/2029	4.75	47,432,100	45,394,002
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,050,339
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,535,385
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,321,289
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,130,838
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,510,932
US Treasury Notes 3.5% 9/30/2026	3.65 to 3.99	58,950,000	58,473,334
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	38,464,875
US Treasury Notes 3.625% 5/15/2026	5.03	1,964,400	1,953,700
US Treasury Notes 3.625% 8/31/2029	3.71	66,500,700	65,472,017
US Treasury Notes 3.75% 12/31/2028	3.83 to 3.91	2,938,500	2,912,214
US Treasury Notes 3.75% 4/15/2026	4.36	11,019,600	10,976,985
US Treasury Notes 3.75% 8/15/2027	3.72 to 4.12	22,257,500	22,138,388
US Treasury Notes 3.75% 8/31/2026	3.93	47,900	47,691
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,372,556
US Treasury Notes 4% 1/15/2027	4.18	13,200,000	13,198,453
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,011,453
US Treasury Notes 4% 2/28/2030	4.00	66,300,000	66,289,641
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,403,693
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	63,103,775
US Treasury Notes 4.125% 1/31/2027	4.20	29,150,000	29,213,766
US Treasury Notes 4.125% 10/31/2026	4.16 to 4.20	30,650,000	30,697,891
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	6,973,152
US Treasury Notes 4.125% 10/31/2029	4.15	40,600,000	40,790,313
US Treasury Notes 4.125% 11/30/2029	4.08	44,500,000	44,729,453
US Treasury Notes 4.125% 3/31/2029	4.21	1,676,900	1,684,236
US Treasury Notes 4.125% 6/15/2026	4.05 to 4.50	21,180,800	21,199,002
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,407,408
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,635,363
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,592,774
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	39,711,422
US Treasury Notes 4.25% 11/30/2026	4.15	31,930,000	32,052,232
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,315,220
US Treasury Notes 4.25% 2/28/2027	3.99	18,150,000	18,198,211
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,181,402
US Treasury Notes 4.25% 3/15/2027	4.26	34,500,000	34,671,152
US Treasury Notes 4.25% 6/30/2029	4.35	50,738,000	51,214,531
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	92,790,640
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.19	17,696,100	17,803,936
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	36,917,969
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,926,489
US Treasury Notes 4.375% 7/31/2026	3.91	5,279,800	5,303,105
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	91,188,458
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	41,065,060
US Treasury Notes 4.625% 10/15/2026	4.90	15,283,700	15,424,000
US Treasury Notes 4.625% 11/15/2026	4.02	1,868,500	1,886,674
US Treasury Notes 4.625% 4/30/2029	4.09	3,600,000	3,684,516
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,332,040
US Treasury Notes 4.625% 9/15/2026	4.06 to 4.90	60,895,100	61,427,932
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	39,698,313
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,968,400,550)			2,962,859,732

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $27,280,209)	4.35	27,274,754	27,280,209

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,995,680,759)	2,990,139,941
NET OTHER ASSETS (LIABILITIES) - 0.4%	12,621,092
NET ASSETS - 100.0%	3,002,761,033

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,932,692	477,886,279	472,539,364	719,804	602	-	27,280,209	27,274,754	0.1%
Fidelity Securities Lending Cash Central Fund	33,872,580	586,250,165	620,122,745	43,953	-	-	-	-	0.0%
Total	55,805,272	1,064,136,444	1,092,662,109	763,757	602	-	27,280,209	27,274,754

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	2,962,859,732	-	2,962,859,732	-

Money Market Funds	27,280,209	27,280,209	-	-
Total Investments in Securities:	2,990,139,941	27,280,209	2,962,859,732	-
Fidelity® Short-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,968,400,550)	$2,962,859,732
Fidelity Central Funds (cost $27,280,209)	27,280,209

Total Investment in Securities (cost $2,995,680,759)		$2,990,139,941
Receivable for investments sold		114,486,828
Receivable for fund shares sold		11,431,160
Interest receivable		15,683,200
Distributions receivable from Fidelity Central Funds		57,077
Total assets		3,131,798,206
Liabilities
Payable for investments purchased	$123,117,809
Payable for fund shares redeemed	4,452,179
Distributions payable	1,393,731
Accrued management fee	73,454
Total liabilities		129,037,173
Net Assets		$3,002,761,033
Net Assets consist of:
Paid in capital		$3,115,781,070
Total accumulated earnings (loss)		(113,020,037)
Net Assets		$3,002,761,033
Net Asset Value, offering price and redemption price per share ($3,002,761,033 ÷ 292,533,494 shares)		$10.26
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$113,969,490
Income from Fidelity Central Funds (including $43,953 from security lending)		763,757
Total income		114,733,247
Expenses
Management fee	$952,645
Independent trustees' fees and expenses	8,913
Total expenses before reductions	961,558
Expense reductions	(33)
Total expenses after reductions		961,525
Net Investment income (loss)		113,771,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,983,088)
Redemptions in-kind	2,010,797
Fidelity Central Funds	602
Total net realized gain (loss)		(18,971,689)
Change in net unrealized appreciation (depreciation) on investment securities		74,367,743
Net gain (loss)		55,396,054
Net increase (decrease) in net assets resulting from operations		$169,167,776
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,771,722	$115,482,783
Net realized gain (loss)	(18,971,689)	(85,090,999)
Change in net unrealized appreciation (depreciation)	74,367,743	133,588,040
Net increase (decrease) in net assets resulting from operations	169,167,776	163,979,824
Distributions to shareholders	(93,546,280)	(66,054,224)

Share transactions
Proceeds from sales of shares	920,719,775	2,018,014,533
Reinvestment of distributions	69,530,895	52,204,755
Cost of shares redeemed	(1,534,056,186)	(2,958,447,612)

Net increase (decrease) in net assets resulting from share transactions	(543,805,516)	(888,228,324)
Total increase (decrease) in net assets	(468,184,020)	(790,302,724)

Net Assets
Beginning of period	3,470,945,053	4,261,247,777
End of period	$3,002,761,033	$3,470,945,053

Other Information
Shares
Sold	90,213,606	202,462,371
Issued in reinvestment of distributions	6,836,781	5,229,439
Redeemed	(150,126,100)	(295,927,816)
Net increase (decrease)	(53,075,713)	(88,236,006)

Financial Highlights
Fidelity® Short-Term Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.82	$10.38	$10.76	$10.72
Income from Investment Operations
Net investment income (loss) B,C	.364	.300	.164	.087	.127
Net realized and unrealized gain (loss)	.162	.094	(.606)	(.333)	.068
Total from investment operations	.526	.394	(.442)	(.246)	.195
Distributions from net investment income	(.306)	(.174)	(.118)	(.086)	(.125)
Distributions from net realized gain	-	-	-	(.048)	(.030)
Total distributions	(.306)	(.174)	(.118)	(.134)	(.155)
Net asset value, end of period	$10.26	$10.04	$9.82	$10.38	$10.76
Total Return D	5.31%	4.03%	(4.26)%	(2.31)%	1.82%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.58%	3.01%	1.65%	.82%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$3,002,761	$3,470,945	$4,261,248	$3,911,330	$3,870,957
Portfolio turnover rate G	42 % H	69%	60%	48%	54%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Intermediate Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 6.25% 5/15/2030	3.43 to 4.14	89,674,600	98,953,819
US Treasury Notes 0.625% 5/15/2030	0.65 to 4.14	201,026,800	169,066,679
US Treasury Notes 0.625% 8/15/2030	0.70 to 4.18	354,237,300	295,303,836
US Treasury Notes 0.875% 11/15/2030	1.08 to 4.17	416,156,900	349,409,237
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	428,881,600	360,243,792
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.93	257,480,400	216,545,038
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.01	3,931,700	3,489,076
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.63	174,025,100	150,783,232
US Treasury Notes 1.75% 11/15/2029	1.38 to 4.08	7,086,500	6,413,005
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.67	231,974,000	200,717,429
US Treasury Notes 2.75% 8/15/2032	3.32 to 4.67	194,386,200	177,354,627
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.92	293,900,100	271,306,530
US Treasury Notes 3.375% 5/15/2033	3.81 to 4.46	254,938,300	241,295,119
US Treasury Notes 3.5% 2/15/2033	3.44 to 4.10	254,861,300	243,900,274
US Treasury Notes 3.5% 4/30/2030	4.04 to 4.28	46,711,900	45,549,577
US Treasury Notes 3.625% 3/31/2030	3.48 to 4.00	86,574,700	84,964,952
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	73,224,717
US Treasury Notes 3.75% 6/30/2030	4.48	13,900,000	13,708,874
US Treasury Notes 3.875% 8/15/2033	3.76 to 4.91	197,844,600	193,818,154
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.65	246,050,600	239,907,775
US Treasury Notes 4% 1/31/2031	3.94 to 4.28	173,388,700	172,731,720
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	263,277,800	259,688,584
US Treasury Notes 4% 7/31/2030	4.01 to 4.91	91,812,500	91,629,592
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	181,650,000	181,933,828
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.45	174,721,100	174,755,225
US Treasury Notes 4.125% 11/30/2031	4.17 to 4.49	25,800,000	25,837,288
US Treasury Notes 4.125% 2/29/2032	4.10	107,900,000	108,034,875
US Treasury Notes 4.125% 3/31/2031	3.96 to 4.45	250,932,400	251,579,334
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	81,383,800	81,542,295
US Treasury Notes 4.125% 8/31/2030	4.33 to 4.47	47,161,700	47,321,976
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	276,650,000	277,730,664
US Treasury Notes 4.25% 2/28/2031	3.63 to 4.61	298,821,700	301,646,497
US Treasury Notes 4.25% 6/30/2031	3.64 to 4.53	40,250,000	40,614,766
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	91,374,922
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.32	70,414,700	71,534,184
US Treasury Notes 4.375% 5/15/2034	4.05 to 4.49	313,440,300	317,872,540
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.63	265,522,600	271,859,878
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	130,300,000	133,394,625
US Treasury Notes 4.625% 2/15/2035	4.20	97,250,000	100,578,119
US Treasury Notes 4.625% 4/30/2031	4.71	41,192,200	42,410,266
US Treasury Notes 4.625% 5/31/2031	4.38 to 4.51	36,008,100	37,074,278
US Treasury Notes 4.875% 10/31/2030	4.11 to 4.46	69,177,600	72,025,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,735,050,437)			6,589,126,970

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $74,183,267)	4.35	74,168,434	74,183,267

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,809,233,704)	6,663,310,237
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(23,838,406)
NET ASSETS - 100.0%	6,639,471,831

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,409,718	854,828,737	847,054,299	1,438,110	(889)	-	74,183,267	74,168,434	0.1%
Fidelity Securities Lending Cash Central Fund	-	1,707,752,504	1,707,752,504	95,932	-	-	-	-	0.0%
Total	66,409,718	2,562,581,241	2,554,806,803	1,534,042	(889)	-	74,183,267	74,168,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	6,589,126,970	-	6,589,126,970	-

Money Market Funds	74,183,267	74,183,267	-	-
Total Investments in Securities:	6,663,310,237	74,183,267	6,589,126,970	-
Fidelity® Intermediate Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,735,050,437)	$6,589,126,970
Fidelity Central Funds (cost $74,183,267)	74,183,267

Total Investment in Securities (cost $6,809,233,704)		$6,663,310,237
Receivable for investments sold		205,919,863
Receivable for fund shares sold		5,109,906
Interest receivable		40,574,389
Distributions receivable from Fidelity Central Funds		129,983
Total assets		6,915,044,378
Liabilities
Payable for investments purchased	$264,626,951
Payable for fund shares redeemed	7,978,177
Distributions payable	2,806,411
Accrued management fee	161,008
Total liabilities		275,572,547
Net Assets		$6,639,471,831
Net Assets consist of:
Paid in capital		$7,253,053,862
Total accumulated earnings (loss)		(613,582,031)
Net Assets		$6,639,471,831
Net Asset Value, offering price and redemption price per share ($6,639,471,831 ÷ 684,677,271 shares)		$9.70
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$285,672,450
Income from Fidelity Central Funds (including $95,932 from security lending)		1,534,042
Total income		287,206,492
Expenses
Management fee	$2,291,360
Independent trustees' fees and expenses	21,486
Total expenses before reductions	2,312,846
Expense reductions	(1)
Total expenses after reductions		2,312,845
Net Investment income (loss)		284,893,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(99,472,683)
Redemptions in-kind	98,486,612
Fidelity Central Funds	(889)
Total net realized gain (loss)		(986,960)
Change in net unrealized appreciation (depreciation) on investment securities		200,055,303
Net gain (loss)		199,068,343
Net increase (decrease) in net assets resulting from operations		$483,961,990
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$284,893,647	$237,076,943
Net realized gain (loss)	(986,960)	(256,157,570)
Change in net unrealized appreciation (depreciation)	200,055,303	162,127,103
Net increase (decrease) in net assets resulting from operations	483,961,990	143,046,476
Distributions to shareholders	(266,866,008)	(171,642,129)

Share transactions
Proceeds from sales of shares	2,692,553,523	4,605,616,582
Reinvestment of distributions	221,516,656	147,718,337
Cost of shares redeemed	(4,639,611,472)	(2,219,320,181)

Net increase (decrease) in net assets resulting from share transactions	(1,725,541,293)	2,534,014,738
Total increase (decrease) in net assets	(1,508,445,311)	2,505,419,085

Net Assets
Beginning of period	8,147,917,142	5,642,498,057
End of period	$6,639,471,831	$8,147,917,142

Other Information
Shares
Sold	280,083,625	479,453,157
Issued in reinvestment of distributions	23,088,333	15,423,695
Redeemed	(471,959,286)	(232,163,347)
Net increase (decrease)	(168,787,328)	262,713,505

Financial Highlights
Fidelity® Intermediate Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.55	$10.87	$11.38	$11.65
Income from Investment Operations
Net investment income (loss) B,C	.358	.315	.196	.151	.174
Net realized and unrealized gain (loss)	.137	(.089)	(1.352)	(.443)	(.092)
Total from investment operations	.495	.226	(1.156)	(.292)	.082
Distributions from net investment income	(.345)	(.226)	(.164)	(.148)	(.171)
Distributions from net realized gain	-	-	-	(.070)	(.181)
Total distributions	(.345)	(.226)	(.164)	(.218)	(.352)
Net asset value, end of period	$9.70	$9.55	$9.55	$10.87	$11.38
Total Return D	5.29%	2.39%	(10.67)%	(2.60)%	.63%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.72%	3.30%	1.97%	1.35%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,639,472	$8,147,917	$5,642,498	$4,396,511	$4,571,767
Portfolio turnover rate G	47 % H	48%	41%	54%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.52 to 4.86	15,809,000	10,067,739
US Treasury Bonds 1.125% 8/15/2040	1.74 to 4.53	64,454,000	40,656,375
US Treasury Bonds 1.25% 5/15/2050	3.82 to 5.15	58,953,000	29,764,356
US Treasury Bonds 1.375% 11/15/2040	1.37 to 4.48	98,738,000	64,569,252
US Treasury Bonds 1.375% 8/15/2050	1.45 to 5.03	218,645,000	113,422,094
US Treasury Bonds 1.625% 11/15/2050	1.84 to 5.07	130,631,000	72,357,327
US Treasury Bonds 1.75% 8/15/2041	1.96 to 4.15	87,455,000	59,677,789
US Treasury Bonds 1.875% 11/15/2051	1.78 to 4.95	231,450,000	135,624,275
US Treasury Bonds 1.875% 2/15/2041	2.03 to 4.14	141,748,000	100,214,729
US Treasury Bonds 1.875% 2/15/2051	2.23 to 5.06	185,960,000	109,752,720
US Treasury Bonds 2% 11/15/2041	1.94 to 4.66	77,050,000	54,485,787
US Treasury Bonds 2% 2/15/2050	1.32 to 5.17	88,666,900	54,554,389
US Treasury Bonds 2% 8/15/2051	1.93 to 4.95	93,354,000	56,581,276
US Treasury Bonds 2.25% 2/15/2052	2.16 to 4.88	119,000,000	76,466,796
US Treasury Bonds 2.25% 5/15/2041	1.96 to 4.86	102,827,000	76,726,616
US Treasury Bonds 2.25% 8/15/2046	4.12 to 4.97	17,913,000	12,194,135
US Treasury Bonds 2.25% 8/15/2049	1.94 to 4.46	25,759,000	16,870,133
US Treasury Bonds 2.375% 11/15/2049	2.20 to 4.89	42,195,000	28,331,635
US Treasury Bonds 2.375% 2/15/2042	2.24 to 5.20	79,900,000	59,697,229
US Treasury Bonds 2.375% 5/15/2051	1.83 to 5.13	178,547,000	118,796,525
US Treasury Bonds 2.5% 2/15/2045	3.16 to 4.55	22,364,000	16,308,248
US Treasury Bonds 2.5% 2/15/2046	3.17 to 4.12	18,123,000	13,045,728
US Treasury Bonds 2.5% 5/15/2046	3.13 to 4.12	41,212,000	29,563,171
US Treasury Bonds 2.75% 11/15/2042	3.15 to 4.05	30,225,000	23,690,024
US Treasury Bonds 2.75% 11/15/2047	3.08 to 4.92	25,375,000	18,755,693
US Treasury Bonds 2.75% 8/15/2042	3.61 to 4.19	7,787,000	6,129,525
US Treasury Bonds 2.75% 8/15/2047	3.14 to 3.39	21,492,000	15,918,352
US Treasury Bonds 2.875% 11/15/2046	1.83 to 4.26	72,529,000	55,439,354
US Treasury Bonds 2.875% 5/15/2043	3.37 to 4.91	80,868,000	64,252,153
US Treasury Bonds 2.875% 5/15/2049	2.58 to 4.47	56,290,000	42,070,178
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.92	151,350,000	111,857,109
US Treasury Bonds 2.875% 8/15/2045	2.94 to 5.08	67,587,500	52,393,513
US Treasury Bonds 3% 11/15/2044	2.91 to 4.56	65,587,000	52,233,897
US Treasury Bonds 3% 11/15/2045	3.08 to 4.99	62,732,000	49,541,127
US Treasury Bonds 3% 2/15/2047	2.97 to 4.09	31,990,000	24,943,453
US Treasury Bonds 3% 2/15/2048	1.36 to 4.55	85,947,000	66,380,628
US Treasury Bonds 3% 2/15/2049	4.46 to 4.88	37,900,000	29,061,602
US Treasury Bonds 3% 5/15/2042	1.67 to 5.31	57,501,000	47,218,204
US Treasury Bonds 3% 5/15/2045	1.83 to 4.76	76,164,000	60,413,522
US Treasury Bonds 3% 5/15/2047	3.17 to 3.84	11,507,000	8,952,086
US Treasury Bonds 3% 8/15/2048	2.01 to 4.95	105,591,000	81,201,954
US Treasury Bonds 3% 8/15/2052	3.53 to 4.85	95,400,000	72,310,219
US Treasury Bonds 3.125% 11/15/2041	2.11 to 4.20	64,820,000	54,638,703
US Treasury Bonds 3.125% 2/15/2042	4.06 to 5.30	106,856,000	89,729,821
US Treasury Bonds 3.125% 2/15/2043	2.30 to 4.13	47,347,000	39,185,191
US Treasury Bonds 3.125% 5/15/2048	1.93 to 3.43	88,953,000	70,119,982
US Treasury Bonds 3.125% 8/15/2044	3.31 to 4.94	36,284,300	29,554,696
US Treasury Bonds 3.25% 5/15/2042	3.64 to 5.22	147,200,000	125,373,000
US Treasury Bonds 3.375% 11/15/2048	3.02 to 4.58	66,444,000	54,606,067
US Treasury Bonds 3.375% 5/15/2044	3.36 to 4.56	22,229,300	18,892,300
US Treasury Bonds 3.375% 8/15/2042	3.35 to 4.59	34,950,000	30,218,098
US Treasury Bonds 3.625% 2/15/2044	1.76 to 5.18	73,325,000	64,792,376
US Treasury Bonds 3.625% 2/15/2053	3.64 to 4.52	79,450,000	68,091,133
US Treasury Bonds 3.625% 5/15/2053	3.81 to 4.71	109,600,000	93,990,562
US Treasury Bonds 3.625% 8/15/2043	1.40 to 4.80	105,903,000	93,844,123
US Treasury Bonds 3.75% 11/15/2043	2.96 to 4.43	80,368,000	72,409,684
US Treasury Bonds 3.75% 8/15/2041	2.11 to 5.02	95,131,000	87,457,347
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.14	5,400,000	4,982,766
US Treasury Bonds 3.875% 5/15/2043	4.20 to 4.87	83,850,000	77,127,930
US Treasury Bonds 3.875% 8/15/2040	2.96 to 4.32	19,822,000	18,648,166
US Treasury Bonds 4% 11/15/2042	4.47 to 5.21	65,250,000	61,347,744
US Treasury Bonds 4% 11/15/2052	3.55 to 4.92	74,300,000	68,103,496
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.87	51,200,000	48,424,000
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	125,800,000	117,971,899
US Treasury Bonds 4.25% 11/15/2040	3.28 to 4.77	37,399,000	36,700,690
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.79	81,200,000	77,891,734
US Treasury Bonds 4.25% 5/15/2039	4.32 to 5.05	14,681,000	14,527,308
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.48	128,050,000	123,048,047
US Treasury Bonds 4.375% 11/15/2039	3.99 to 4.75	3,250,000	3,251,143
US Treasury Bonds 4.375% 2/15/2038	3.70 to 4.32	8,150,000	8,240,414
US Treasury Bonds 4.375% 5/15/2041	3.07 to 5.16	61,803,000	61,399,832
US Treasury Bonds 4.375% 8/15/2043	4.16 to 5.26	75,700,000	74,398,906
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.85	99,750,000	100,014,961
US Treasury Bonds 4.5% 2/15/2036 (c)	3.10 to 5.29	15,665,000	16,180,844
US Treasury Bonds 4.5% 2/15/2044	4.03 to 4.91	80,500,000	80,235,859
US Treasury Bonds 4.5% 5/15/2038	4.38 to 4.64	9,510,000	9,736,234
US Treasury Bonds 4.5% 8/15/2039	4.19 to 4.69	8,833,000	8,967,220
US Treasury Bonds 4.625% 11/15/2044	4.49 to 4.95	44,100,000	44,582,344
US Treasury Bonds 4.625% 2/15/2055	4.47	38,750,000	39,664,295
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.80	29,400,000	29,751,422
US Treasury Bonds 4.625% 5/15/2054	4.06 to 4.63	131,000,000	133,788,867
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.92	55,000,000	56,652,148
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.76	126,050,000	131,018,142
US Treasury Bonds 4.75% 2/15/2037	2.70 to 4.84	30,428,000	32,027,847
US Treasury Bonds 4.75% 2/15/2041	3.01 to 4.52	32,071,000	33,292,454
US Treasury Bonds 5% 5/15/2037	1.64 to 4.70	7,319,000	7,863,637
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.71	19,850,000	20,451,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,461,219,475)			4,765,686,052

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	47,584,189	47,593,706
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	10,473,953	10,475,000
TOTAL MONEY MARKET FUNDS (Cost $58,068,706)			58,068,706

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $5,519,288,181)	4,823,754,758
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,160,793)
NET ASSETS - 100.0%	4,816,593,965

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,152,929	628,009,991	625,569,237	637,121	23	-	47,593,706	47,584,189	0.1%
Fidelity Securities Lending Cash Central Fund	-	377,375,474	366,900,474	39,691	-	-	10,475,000	10,473,953	0.0%
Total	45,152,929	1,005,385,465	992,469,711	676,812	23	-	58,068,706	58,058,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	4,765,686,052	-	4,765,686,052	-

Money Market Funds	58,068,706	58,068,706	-	-
Total Investments in Securities:	4,823,754,758	58,068,706	4,765,686,052	-
Fidelity® Long-Term Treasury Bond Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $10,299,609) - See accompanying schedule:
Unaffiliated issuers (cost $5,461,219,475)	$4,765,686,052
Fidelity Central Funds (cost $58,068,706)	58,068,706

Total Investment in Securities (cost $5,519,288,181)		$4,823,754,758
Receivable for investments sold		21,873,465
Receivable for fund shares sold		45,166,709
Interest receivable		31,542,428
Distributions receivable from Fidelity Central Funds		93,314
Total assets		4,922,430,674
Liabilities
Payable for investments purchased	$56,950,320
Payable for fund shares redeemed	37,612,172
Distributions payable	684,274
Accrued management fee	114,943
Collateral on securities loaned	10,475,000
Total liabilities		105,836,709
Net Assets		$4,816,593,965
Net Assets consist of:
Paid in capital		$6,091,450,337
Total accumulated earnings (loss)		(1,274,856,372)
Net Assets		$4,816,593,965
Net Asset Value, offering price and redemption price per share ($4,816,593,965 ÷ 499,581,609 shares)		$9.64
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$176,247,151
Income from Fidelity Central Funds (including $39,691 from security lending)		676,812
Total income		176,923,963
Expenses
Management fee	$1,321,562
Independent trustees' fees and expenses	12,023
Total expenses before reductions	1,333,585
Expense reductions	(372)
Total expenses after reductions		1,333,213
Net Investment income (loss)		175,590,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(180,631,707)
Fidelity Central Funds	23
Total net realized gain (loss)		(180,631,684)
Change in net unrealized appreciation (depreciation) on investment securities		149,785,402
Net gain (loss)		(30,846,282)
Net increase (decrease) in net assets resulting from operations		$144,744,468
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,590,750	$131,231,123
Net realized gain (loss)	(180,631,684)	(200,459,923)
Change in net unrealized appreciation (depreciation)	149,785,402	(32,466,761)
Net increase (decrease) in net assets resulting from operations	144,744,468	(101,695,561)
Distributions to shareholders	(159,694,425)	(120,865,981)

Share transactions
Proceeds from sales of shares	2,116,499,278	2,242,343,907
Reinvestment of distributions	150,458,182	113,470,210
Cost of shares redeemed	(1,518,115,465)	(1,253,838,113)

Net increase (decrease) in net assets resulting from share transactions	748,841,995	1,101,976,004
Total increase (decrease) in net assets	733,892,038	879,414,462

Net Assets
Beginning of period	4,082,701,927	3,203,287,465
End of period	$4,816,593,965	$4,082,701,927

Other Information
Shares
Sold	220,716,563	228,087,448
Issued in reinvestment of distributions	15,728,153	11,509,987
Redeemed	(159,357,487)	(128,464,955)
Net increase (decrease)	77,087,229	111,132,480

Financial Highlights
Fidelity® Long-Term Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$10.29	$13.94	$14.49	$16.10
Income from Investment Operations
Net investment income (loss) B,C	.382	.357	.320	.310	.336
Net realized and unrealized gain (loss)	(.055)	(.659)	(3.663)	(.448)	(1.296)
Total from investment operations	.327	(.302)	(3.343)	(.138)	(.960)
Distributions from net investment income	(.347)	(.328)	(.307)	(.301)	(.330)
Distributions from net realized gain	-	-	-	(.111)	(.320)
Total distributions	(.347)	(.328)	(.307)	(.412)	(.650)
Net asset value, end of period	$9.64	$9.66	$10.29	$13.94	$14.49
Total Return D	3.48%	(2.96)%	(24.10)%	(1.02)%	(6.32)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.99%	3.61%	2.85%	2.15%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,816,594	$4,082,702	$3,203,287	$3,858,260	$3,011,856
Portfolio turnover rate G	18%	17%	26%	22%	41%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Short-Term Treasury Bond Index Fund	2,939,389,516	70,310,678	(19,560,253)	50,750,425
Fidelity Intermediate Treasury Bond Index Fund	6,765,223,339	62,914,345	(164,827,447)	(101,913,102)
Fidelity Long-Term Treasury Bond Index Fund	5,547,869,173	39,806,288	(763,920,703)	(724,114,415)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Short-Term Treasury Bond Index Fund	11,270,766	(175,041,229)	50,750,425
Fidelity Intermediate Treasury Bond Index Fund	1,925,334	(513,594,263)	(101,913,102)
Fidelity Long-Term Treasury Bond Index Fund	-	(549,437,275)	(724,114,415)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Short-Term Treasury Bond Index Fund	(36,988,824)	(138,052,405)	(175,041,229)
Fidelity Intermediate Treasury Bond Index Fund	(68,648,929)	(444,945,334)	(513,594,263)
Fidelity Long-Term Treasury Bond Index Fund	(49,452,399)	(499,984,876)	(549,437,275)

The tax character of distributions paid was as follows:

February 28, 2025
	Ordinary Income ($)	Total ($)
Fidelity Short-Term Treasury Bond Index Fund	93,546,280	93,546,280
Fidelity Intermediate Treasury Bond Index Fund	266,866,008	266,866,008
Fidelity Long-Term Treasury Bond Index Fund	159,694,425	159,694,425

February 29, 2024
	Ordinary Income ($)	Total ($)
Fidelity Short-Term Treasury Bond Index Fund	66,054,224	66,054,224
Fidelity Intermediate Treasury Bond Index Fund	171,642,129	171,642,129
Fidelity Long-Term Treasury Bond Index Fund	120,865,981	120,865,981

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Short-Term Treasury Bond Index Fund	12,488,058	2,010,797	130,000,682
Fidelity Intermediate Treasury Bond Index Fund	252,881,098	98,486,612	2,528,810,977

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Treasury Bond Index Fund	4,749	-	-
Fidelity Intermediate Treasury Bond Index Fund	10,415	-	-
Fidelity Long-Term Treasury Bond Index Fund	4,182	-	-
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Short-Term Treasury Bond Index Fund	33
Fidelity Intermediate Treasury Bond Index Fund	1
Fidelity Long-Term Treasury Bond Index Fund	372
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, and Fidelity Long-Term Treasury Bond Index Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund, and Fidelity Long-Term Treasury Bond Index Fund (three of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity® Short-Term Treasury Bond Index Fund	99.42%
Fidelity® Intermediate Treasury Bond Index Fund	99.55%
Fidelity® Long-Term Treasury Bond Index Fund	99.68%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity® Short-Term Treasury Bond Index Fund	$93,948,358
Fidelity® Intermediate Treasury Bond Index Fund	$268,819,276
Fidelity® Long-Term Treasury Bond Index Fund	$152,966,645
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:
Fidelity® Short-Term Treasury Bond Index Fund	$93,546,280
Fidelity® Intermediate Treasury Bond Index Fund	$266,747,945
Fidelity® Long-Term Treasury Bond Index Fund	$159,694,425

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Treasury Bond Index Fund
Fidelity Long-Term Treasury Bond Index Fund
Fidelity Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in each fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of each fund compared to each fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to each fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if each fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.9885078.107
LBX-I-ANN-0425
Fidelity® SAI U.S. Treasury Bond Index Fund

Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	9,860,768
US Treasury Bonds 1.125% 8/15/2040	1.35 to 3.74	22,637,000	14,278,995
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	36,352
US Treasury Bonds 1.375% 11/15/2040	2.06 to 2.31	53,534,300	35,008,504
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,163,188
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	93,637,500	51,866,396
US Treasury Bonds 1.75% 8/15/2041	2.02 to 3.46	107,027,000	73,033,385
US Treasury Bonds 1.875% 11/15/2051	1.79 to 4.41	83,063,000	48,672,971
US Treasury Bonds 1.875% 2/15/2041	2.27	14,329,000	10,130,491
US Treasury Bonds 1.875% 2/15/2051	1.90 to 4.40	125,531,000	74,087,807
US Treasury Bonds 2% 11/15/2041	2.09 to 3.45	83,700,000	59,188,324
US Treasury Bonds 2% 2/15/2050	2.03 to 3.79	30,778,000	18,936,886
US Treasury Bonds 2% 8/15/2051	1.93 to 4.83	85,345,000	51,727,071
US Treasury Bonds 2.25% 2/15/2052	2.16 to 3.93	118,900,000	76,402,538
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	50,241,991
US Treasury Bonds 2.25% 8/15/2046	3.41	1,600,000	1,089,188
US Treasury Bonds 2.25% 8/15/2049	3.21 to 3.53	80,000	52,394
US Treasury Bonds 2.375% 2/15/2042	2.92 to 4.53	47,500,000	35,489,592
US Treasury Bonds 2.375% 5/15/2051	1.95 to 4.84	109,637,000	72,947,149
US Treasury Bonds 2.5% 2/15/2045	2.87 to 4.15	4,601,000	3,355,135
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.13	15,623,000	11,246,119
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	24,683,000	17,706,196
US Treasury Bonds 2.75% 11/15/2042	3.01 to 4.05	32,626,000	25,571,902
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	235,047
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	47,022,674
US Treasury Bonds 2.75% 8/15/2047	3.04 to 3.25	5,231,000	3,874,414
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	4,042,779
US Treasury Bonds 2.875% 5/15/2043	2.22 to 4.08	56,884,000	45,196,116
US Treasury Bonds 2.875% 5/15/2049	3.06 to 4.62	11,000	8,220
US Treasury Bonds 2.875% 5/15/2052	3.18 to 3.21	5,100,000	3,769,219
US Treasury Bonds 2.875% 8/15/2045	1.43 to 3.96	45,054,000	34,925,650
US Treasury Bonds 3% 11/15/2044	3.96 to 4.76	63,400,000	50,492,156
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	45,646,195
US Treasury Bonds 3% 2/15/2047	1.49 to 3.41	53,589,000	41,784,767
US Treasury Bonds 3% 2/15/2048	2.13 to 3.07	59,000	45,568
US Treasury Bonds 3% 2/15/2049	2.20 to 4.59	16,311,000	12,507,224
US Treasury Bonds 3% 5/15/2042	3.06 to 4.92	14,138,000	11,609,728
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	31,490,164
US Treasury Bonds 3% 5/15/2047	3.22 to 3.41	69,492,000	54,062,604
US Treasury Bonds 3% 8/15/2048	3.80 to 4.55	35,408,000	27,229,582
US Treasury Bonds 3% 8/15/2052	3.02 to 4.67	101,400,000	76,858,031
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	50,864,000	42,874,776
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,748,500
US Treasury Bonds 3.125% 2/15/2043	3.38 to 4.54	67,701,000	56,030,511
US Treasury Bonds 3.125% 5/15/2048	1.74 to 4.05	4,500	3,546
US Treasury Bonds 3.25% 5/15/2042	4.45 to 4.63	36,200,000	30,832,219
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,472,155
US Treasury Bonds 3.375% 5/15/2044	3.50 to 4.46	61,800,000	52,522,758
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	288,533
US Treasury Bonds 3.625% 2/15/2044	1.48 to 4.56	10,956,000	9,681,081
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	50,564,844
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.54	13,900,000	11,920,336
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	37,750,144
US Treasury Bonds 4% 11/15/2052	3.66 to 4.54	84,300,000	77,269,512
US Treasury Bonds 4.125% 8/15/2044	4.60	3,500,000	3,310,234
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	80,800,000	75,772,094
US Treasury Bonds 4.25% 11/15/2040	3.43 to 3.71	80,000	78,506
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.51	43,600,000	41,823,641
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,581,271
US Treasury Bonds 4.375% 11/15/2039	2.33 to 4.37	340,000	340,120
US Treasury Bonds 4.375% 2/15/2038	2.80 to 3.16	6,284,000	6,353,713
US Treasury Bonds 4.375% 5/15/2041	3.28 to 3.79	7,517,000	7,467,963
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	31,082,344
US Treasury Bonds 4.5% 2/15/2036 (c)	2.61 to 3.34	24,732,200	25,546,624
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	24,878,074
US Treasury Bonds 4.5% 8/15/2039	2.77 to 4.39	14,731,000	14,954,842
US Treasury Bonds 4.625% 2/15/2040	2.11 to 2.99	5,000	5,131
US Treasury Bonds 4.625% 5/15/2054	4.36 to 4.63	22,100,000	22,570,488
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	37,400,000	38,874,086
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,683
US Treasury Bonds 4.75% 2/15/2041	3.97 to 4.03	11,100,000	11,522,754
US Treasury Bonds 5% 5/15/2037	2.90	1,967,000	2,113,372
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	32,948,980
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,885,001
US Treasury Bonds 6% 2/15/2026	2.05	3,771,000	3,837,975
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	147,391,286
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	128,420,395
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,722,813
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	40,778
US Treasury Bonds 6.625% 2/15/2027	2.93 to 3.60	9,550,000	10,053,986
US Treasury Bonds 6.875% 8/15/2025	3.33	91,000	92,177
US Treasury Bonds Series 2026, 6.75% 8/15/2026	3.94	2,423,000	2,519,257
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	75,647,038
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	56,425,885
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	164,300,000	149,987,929
US Treasury Notes 0.5% 2/28/2026	1.16 to 4.21	156,611,000	151,089,851
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	110,900,954
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	38,920,000	36,031,406
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	23,898,475
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	69,874,603
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	25,765,085
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	13,702,171
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	16,526,269
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	130,043,722
US Treasury Notes 0.625% 7/31/2026	0.65 to 1.14	129,205,000	123,193,939
US Treasury Notes 0.625% 8/15/2030	2.92 to 4.31	182,194,900	151,883,647
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	111,754,151
US Treasury Notes 0.75% 3/31/2026	0.79 to 0.84	114,616,000	110,586,531
US Treasury Notes 0.75% 4/30/2026	0.79 to 3.73	79,288,000	76,296,116
US Treasury Notes 0.75% 8/31/2026	0.81 to 3.03	57,499,000	54,779,028
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.72	64,580,900	54,222,729
US Treasury Notes 0.875% 6/30/2026	0.87	32,001,000	30,694,709
US Treasury Notes 0.875% 9/30/2026	1.22 to 4.47	62,577,000	59,582,593
US Treasury Notes 1% 7/31/2028	1.05 to 3.92	137,409,000	124,435,658
US Treasury Notes 1.125% 10/31/2026	3.04	107,215,000	102,260,494
US Treasury Notes 1.125% 2/28/2027	0.95 to 4.57	85,938,000	81,268,478
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	27,582,936
US Treasury Notes 1.125% 8/31/2028	1.14 to 4.65	190,807,000	173,120,087
US Treasury Notes 1.25% 11/30/2026	1.24 to 3.75	76,047,000	72,538,738
US Treasury Notes 1.25% 12/31/2026	1.61 to 4.30	85,700,000	81,572,340
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	36,418,351
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	24,368,729
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	47,135,645
US Treasury Notes 1.25% 6/30/2028	3.04 to 4.16	147,635,000	135,143,694
US Treasury Notes 1.25% 8/15/2031	1.50 to 4.49	228,066,000	191,566,533
US Treasury Notes 1.25% 9/30/2028	1.43 to 3.65	107,838,000	98,077,819
US Treasury Notes 1.375% 10/31/2028	3.96 to 4.27	30,000,000	27,352,734
US Treasury Notes 1.375% 11/15/2031	2.83 to 3.44	58,246,000	48,985,796
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	21,508,676
US Treasury Notes 1.375% 8/31/2026	3.99 to 4.10	132,600,000	127,544,625
US Treasury Notes 1.5% 1/31/2027	1.84 to 3.89	129,900,000	123,963,165
US Treasury Notes 1.5% 11/30/2028	3.09	67,400,000	61,610,445
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	27,326,382
US Treasury Notes 1.5% 8/15/2026	1.93 to 4.06	102,770,000	99,124,877
US Treasury Notes 1.625% 10/31/2026	0.57 to 1.73	87,777,000	84,427,073
US Treasury Notes 1.625% 11/30/2026	1.12	9,625,000	9,241,504
US Treasury Notes 1.625% 2/15/2026	2.63 to 3.07	29,244,000	28,552,425
US Treasury Notes 1.625% 5/15/2031	1.29 to 4.48	230,193,000	199,449,646
US Treasury Notes 1.625% 8/15/2029	2.67 to 4.34	121,862,000	110,256,548
US Treasury Notes 1.625% 9/30/2026	3.82 to 4.59	75,600,000	72,868,360
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	70,504,078
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	19,824,979
US Treasury Notes 1.75% 12/31/2026	3.64	39,400,000	37,853,242
US Treasury Notes 1.875% 2/15/2032	2.48 to 4.34	93,300,000	80,728,599
US Treasury Notes 1.875% 2/28/2027	3.07	28,700,000	27,544,152
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,674,457
US Treasury Notes 1.875% 6/30/2026	3.27	30,005,000	29,165,798
US Treasury Notes 1.875% 7/31/2026	1.46 to 2.99	63,142,000	61,274,871
US Treasury Notes 2% 11/15/2026	0.49	30,050,000	29,056,941
US Treasury Notes 2.125% 5/31/2026	2.91 to 4.02	37,900,000	37,008,758
US Treasury Notes 2.25% 11/15/2027	3.22 to 4.33	22,300,000	21,323,504
US Treasury Notes 2.25% 2/15/2027	2.40 to 3.18	44,880,000	43,414,388
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,345,264
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	81,980,156
US Treasury Notes 2.375% 4/30/2026	0.46	9,000	8,826
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,633,107
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	152,636,781
US Treasury Notes 2.5% 2/28/2026	0.72 to 2.46	2,000	1,968
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	76,744,000	72,906,800
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	27,958,125
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	88,719,336
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,563,434
US Treasury Notes 2.75% 5/31/2029	2.88 to 4.52	92,800,000	88,279,625
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	29,936,156
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.14	97,700,000	89,139,801
US Treasury Notes 2.875% 11/30/2025	3.96	9,200,000	9,110,084
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	71,203,125
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	51,046,806
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.10	170,700,000	157,577,439
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	89,570,920
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	25,716,192
US Treasury Notes 3.125% 8/31/2027	3.27 to 4.08	49,400,000	48,404,281
US Treasury Notes 3.125% 8/31/2029	3.81 to 4.48	29,133,900	28,076,658
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,265,641
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.91	104,900,000	99,286,211
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	46,794,183
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.53	61,800,000	59,142,117
US Treasury Notes 3.625% 3/31/2030	4.31	31,600,000	31,012,438
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.22	2,000,000	1,946,172
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	84,600,000	83,436,750
US Treasury Notes 3.875% 1/15/2026	3.97	34,100,000	34,022,476
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	897,750
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,482,480
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,087,203
US Treasury Notes 3.875% 12/31/2029	3.56 to 4.34	32,300,000	32,094,340
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.57	39,000,000	38,206,289
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	101,600,000	99,063,485
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,871,289
US Treasury Notes 4% 1/15/2027	4.39	76,700,000	76,691,012
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,399,891
US Treasury Notes 4% 1/31/2031	4.19 to 4.28	113,000,000	112,571,836
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,190,375
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	97,000,000	95,677,617
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,409,023
US Treasury Notes 4% 7/31/2030	4.02 to 4.35	84,400,000	84,231,859
US Treasury Notes 4.125% 10/31/2026	4.16	82,500,000	82,628,906
US Treasury Notes 4.125% 10/31/2029	4.15	36,300,000	36,470,156
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	5,500,000	5,508,594
US Treasury Notes 4.125% 11/15/2027	4.11	5,600,000	5,620,781
US Treasury Notes 4.125% 11/15/2032	3.88 to 4.34	45,600,000	45,608,906
US Treasury Notes 4.125% 11/30/2029	4.08	12,900,000	12,966,516
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,720,391
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	51,901,953
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	75,594,141
US Treasury Notes 4.25% 11/30/2026	4.15	8,120,000	8,151,084
US Treasury Notes 4.25% 12/31/2026	4.25	32,900,000	33,036,226
US Treasury Notes 4.25% 2/28/2031	4.19 to 4.32	10,600,000	10,700,203
US Treasury Notes 4.375% 1/31/2032	4.11 to 4.44	27,900,000	28,357,734
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	21,841,816
US Treasury Notes 4.375% 12/15/2026	4.44 to 4.50	32,800,000	32,999,875
US Treasury Notes 4.375% 12/31/2029	4.39	17,600,000	17,875,000
US Treasury Notes 4.375% 5/15/2034	4.05 to 4.49	102,100,000	103,543,757
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	83,900,000	85,902,457
US Treasury Notes 4.5% 12/31/2031	4.49	8,400,000	8,599,500
US Treasury Notes 4.5% 5/15/2027	4.55 to 4.68	3,000,000	3,032,109
US Treasury Notes 4.5% 5/31/2029	3.93	25,900,000	26,393,719
US Treasury Notes 4.625% 10/15/2026	4.06	25,700,000	25,935,918
US Treasury Notes 4.625% 2/15/2035	4.20	26,900,000	27,820,580
US Treasury Notes 4.625% 4/30/2029	4.72	34,600,000	35,412,289
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,235,531
US Treasury Notes 4.625% 9/30/2030	4.11 to 4.33	2,900,000	2,982,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,952,735,448)			9,538,452,044

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	38,073,324	38,080,938
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	20,722,715	20,724,788
TOTAL MONEY MARKET FUNDS (Cost $58,805,726)			58,805,726

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $10,011,541,174)	9,597,257,770
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(12,530,005)
NET ASSETS - 100.0%	9,584,727,765

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	202,074,752	1,655,634,855	1,819,628,772	2,531,208	103	-	38,080,938	38,073,324	0.1%
Fidelity Securities Lending Cash Central Fund	117,899,759	1,933,380,475	2,030,555,446	69,848	-	-	20,724,788	20,722,715	0.1%
Total	319,974,511	3,589,015,330	3,850,184,218	2,601,056	103	-	58,805,726	58,796,039

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	9,538,452,044	-	9,538,452,044	-

Money Market Funds	58,805,726	58,805,726	-	-
Total Investments in Securities:	9,597,257,770	58,805,726	9,538,452,044	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $20,377,777) - See accompanying schedule:
Unaffiliated issuers (cost $9,952,735,448)	$9,538,452,044
Fidelity Central Funds (cost $58,805,726)	58,805,726

Total Investment in Securities (cost $10,011,541,174)		$9,597,257,770
Receivable for investments sold		108,521,376
Receivable for fund shares sold		2,295,497
Interest receivable		46,018,892
Distributions receivable from Fidelity Central Funds		146,078
Prepaid expenses		9,102
Receivable from investment adviser for expense reductions		130,305
Total assets		9,754,379,020
Liabilities
Payable for investments purchased	$125,287,574
Payable for fund shares redeemed	22,827,472
Distributions payable	412,171
Accrued management fee	319,391
Other payables and accrued expenses	79,859
Collateral on securities loaned	20,724,788
Total liabilities		169,651,255
Net Assets		$9,584,727,765
Net Assets consist of:
Paid in capital		$11,280,729,920
Total accumulated earnings (loss)		(1,696,002,155)
Net Assets		$9,584,727,765
Net Asset Value, offering price and redemption price per share ($9,584,727,765 ÷ 1,085,765,082 shares)		$8.83
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$480,807,674
Income from Fidelity Central Funds (including $69,848 from security lending)		2,601,056
Total income		483,408,730
Expenses
Management fee	$5,445,108
Custodian fees and expenses	121,400
Independent trustees' fees and expenses	38,596
Registration fees	120,854
Audit fees	62,623
Legal	7,141
Miscellaneous	59,217
Total expenses before reductions	5,854,939
Expense reductions	(1,725,617)
Total expenses after reductions		4,129,322
Net Investment income (loss)		479,279,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(462,615,088)
Fidelity Central Funds	103
Total net realized gain (loss)		(462,614,985)
Change in net unrealized appreciation (depreciation) on investment securities		705,454,556
Net gain (loss)		242,839,571
Net increase (decrease) in net assets resulting from operations		$722,118,979
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$479,279,408	$418,118,414
Net realized gain (loss)	(462,614,985)	(414,743,660)
Change in net unrealized appreciation (depreciation)	705,454,556	231,592,953
Net increase (decrease) in net assets resulting from operations	722,118,979	234,967,707
Distributions to shareholders	(386,942,076)	(313,253,523)

Share transactions
Proceeds from sales of shares	3,586,242,122	8,204,835,452
Reinvestment of distributions	363,499,888	281,774,224
Cost of shares redeemed	(10,543,429,760)	(6,022,265,993)

Net increase (decrease) in net assets resulting from share transactions	(6,593,687,750)	2,464,343,683
Total increase (decrease) in net assets	(6,258,510,847)	2,386,057,867

Net Assets
Beginning of period	15,843,238,612	13,457,180,745
End of period	$9,584,727,765	$15,843,238,612

Other Information
Shares
Sold	410,322,514	941,510,346
Issued in reinvestment of distributions	41,664,334	32,477,756
Redeemed	(1,196,217,162)	(698,661,878)
Net increase (decrease)	(744,230,314)	275,326,224

Financial Highlights
Fidelity® SAI U.S. Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.66	$8.66	$9.79	$10.10	$10.60
Income from Investment Operations
Net investment income (loss) B,C	.307	.257	.184	.106	.168
Net realized and unrealized gain (loss)	.116	(.063)	(1.170)	(.316)	(.191)
Total from investment operations	.423	.194	(.986)	(.210)	(.023)
Distributions from net investment income	(.253)	(.194)	(.144)	(.098)	(.175)
Distributions from net realized gain	-	-	-	(.002)	(.302)
Total distributions	(.253)	(.194)	(.144)	(.100)	(.477)
Net asset value, end of period	$8.83	$8.66	$8.66	$9.79	$10.10
Total Return D	4.96%	2.25%	(10.10)%	(2.09)%	(.33)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.51%	2.97%	2.05%	1.06%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$9,584,728	$15,843,239	$13,457,181	$11,227,354	$9,575,368
Portfolio turnover rate G	32%	37%	60%	45%	167%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$135,608,956
Gross unrealized depreciation	(381,270,868)
Net unrealized appreciation (depreciation)	$(245,661,912)
Tax Cost	$9,842,919,682

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,317,234
Capital loss carryforward	$(1,468,657,476)
Net unrealized appreciation (depreciation) on securities and other investments	$(245,661,912)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(316,999,342)
Long-term	(1,151,658,134)
Total capital loss carryforward	$(1,468,657,476)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$386,942,076	$313,253,523

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Treasury Bond Index Fund	22,135
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Treasury Bond Index Fund	7,487	-	-
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,725,617.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI U.S. Treasury Bond Index Fund	65%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Treasury Bond Index Fund	70%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $386,942,076 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI U.S. Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9872606.108
UYB-ANN-0425
Fidelity® SAI Long-Term Treasury Bond Index Fund

Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.25% 5/15/2050	4.76	253,000	127,735
US Treasury Bonds 1.625% 11/15/2050	2.39 to 5.18	100,842,000	55,857,014
US Treasury Bonds 1.875% 11/15/2051	2.98 to 5.02	234,100,000	137,177,113
US Treasury Bonds 1.875% 2/15/2051	2.10 to 4.62	153,713,000	90,720,692
US Treasury Bonds 2% 2/15/2050	2.10 to 3.83	82,543,800	50,787,008
US Treasury Bonds 2% 8/15/2051	2.16 to 5.16	224,588,000	136,121,383
US Treasury Bonds 2.25% 2/15/2052	3.33 to 4.59	92,300,000	59,309,960
US Treasury Bonds 2.25% 8/15/2046	3.92 to 5.00	17,154,000	11,677,452
US Treasury Bonds 2.25% 8/15/2049	4.37 to 4.48	6,900,000	4,518,961
US Treasury Bonds 2.375% 5/15/2051	2.08 to 4.78	506,570,000	337,047,140
US Treasury Bonds 2.5% 2/15/2046	2.09 to 3.94	106,485,000	76,652,562
US Treasury Bonds 2.5% 5/15/2046	3.22 to 4.87	3,500,000	2,510,703
US Treasury Bonds 2.75% 11/15/2047	3.15 to 4.55	77,254,000	57,101,569
US Treasury Bonds 2.75% 8/15/2042	3.37	3,500	2,755
US Treasury Bonds 2.75% 8/15/2047	2.85 to 4.92	232,357,000	172,098,479
US Treasury Bonds 2.875% 11/15/2046	3.76 to 5.00	40,096,000	30,648,380
US Treasury Bonds 2.875% 5/15/2043	3.31	20,200	16,050
US Treasury Bonds 2.875% 5/15/2049	1.96 to 4.33	107,218,000	80,132,890
US Treasury Bonds 2.875% 5/15/2052	3.30 to 4.75	178,000,000	131,553,125
US Treasury Bonds 3% 11/15/2044	2.96	800	636
US Treasury Bonds 3% 11/15/2045	2.07 to 4.96	63,606,000	50,231,348
US Treasury Bonds 3% 2/15/2047	2.14 to 4.11	42,346,000	33,018,301
US Treasury Bonds 3% 2/15/2048	3.74 to 3.82	100,987,000	77,996,678
US Treasury Bonds 3% 5/15/2047	2.57 to 3.37	50,348,000	39,169,171
US Treasury Bonds 3% 8/15/2048	3.65 to 5.18	89,555,000	68,869,894
US Treasury Bonds 3% 8/15/2052	3.52 to 4.24	278,900,000	211,397,484
US Treasury Bonds 3.125% 2/15/2042	3.09 to 3.35	68,100	57,185
US Treasury Bonds 3.125% 5/15/2048	3.12 to 4.22	154,814,000	122,036,973
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.65	212,600,000	182,204,844
US Treasury Bonds 3.625% 5/15/2053	3.98 to 5.07	41,700,000	35,761,008
US Treasury Bonds 4% 11/15/2052	3.42 to 4.90	168,200,000	154,172,382
US Treasury Bonds 4.125% 8/15/2053	4.69 to 5.11	215,600,000	202,183,954
US Treasury Bonds 4.25% 2/15/2054	4.64 to 4.79	54,900,000	52,663,254
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	54,100,000	51,986,719
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	93,400,000	93,648,094
US Treasury Bonds 4.625% 2/15/2055	4.47	57,700,000	59,061,414
US Treasury Bonds 4.625% 5/15/2054	4.12 to 4.54	99,100,000	101,209,746
US Treasury Bonds 4.75% 11/15/2053	4.35 to 4.78	62,200,000	64,651,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,400,267,587)			3,034,381,611

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $28,487,536)	4.35	28,481,840	28,487,536

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,428,755,123)	3,062,869,147
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,974,781)
NET ASSETS - 100.0%	3,057,894,366

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	33,489,230	157,526,110	162,527,861	427,912	57	-	28,487,536	28,481,840	0.1%
Fidelity Securities Lending Cash Central Fund	-	44,003,158	44,003,158	951	-	-	-	-	0.0%
Total	33,489,230	201,529,268	206,531,019	428,863	57	-	28,487,536	28,481,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	3,034,381,611	-	3,034,381,611	-

Money Market Funds	28,487,536	28,487,536	-	-
Total Investments in Securities:	3,062,869,147	28,487,536	3,034,381,611	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,400,267,587)	$3,034,381,611
Fidelity Central Funds (cost $28,487,536)	28,487,536

Total Investment in Securities (cost $3,428,755,123)		$3,062,869,147
Receivable for investments sold		58,549,266
Receivable for fund shares sold		102,490
Interest receivable		19,572,435
Distributions receivable from Fidelity Central Funds		39,950
Prepaid expenses		1,835
Receivable from investment adviser for expense reductions		37,127
Total assets		3,141,172,250
Liabilities
Payable for investments purchased	$82,921,445
Payable for fund shares redeemed	176,060
Distributions payable	29,004
Accrued management fee	98,357
Other payables and accrued expenses	53,018
Total liabilities		83,277,884
Net Assets		$3,057,894,366
Net Assets consist of:
Paid in capital		$5,904,236,687
Total accumulated earnings (loss)		(2,846,342,321)
Net Assets		$3,057,894,366
Net Asset Value, offering price and redemption price per share ($3,057,894,366 ÷ 431,860,146 shares)		$7.08
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$131,437,035
Income from Fidelity Central Funds (including $951 from security lending)		428,863
Total income		131,865,898
Expenses
Management fee	$1,247,766
Custodian fees and expenses	590
Independent trustees' fees and expenses	8,894
Registration fees	45,205
Audit fees	60,104
Legal	1,809
Miscellaneous	13,435
Total expenses before reductions	1,377,803
Expense reductions	(433,475)
Total expenses after reductions		944,328
Net Investment income (loss)		130,921,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(200,556,583)
Fidelity Central Funds	57
Total net realized gain (loss)		(200,556,526)
Change in net unrealized appreciation (depreciation) on investment securities		156,929,312
Net gain (loss)		(43,627,214)
Net increase (decrease) in net assets resulting from operations		$87,294,356
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,921,570	$142,240,240
Net realized gain (loss)	(200,556,526)	(285,914,913)
Change in net unrealized appreciation (depreciation)	156,929,312	88,170,554
Net increase (decrease) in net assets resulting from operations	87,294,356	(55,504,119)
Distributions to shareholders	(116,632,772)	(126,136,529)

Share transactions
Proceeds from sales of shares	88,157,475	1,571,655,121
Reinvestment of distributions	116,259,669	124,963,502
Cost of shares redeemed	(455,291,320)	(1,415,721,451)

Net increase (decrease) in net assets resulting from share transactions	(250,874,176)	280,897,172
Total increase (decrease) in net assets	(280,212,592)	99,256,524

Net Assets
Beginning of period	3,338,106,958	3,238,850,434
End of period	$3,057,894,366	$3,338,106,958

Other Information
Shares
Sold	12,299,649	226,044,229
Issued in reinvestment of distributions	16,488,772	17,057,001
Redeemed	(62,141,873)	(196,792,164)
Net increase (decrease)	(33,353,452)	46,309,066

Financial Highlights
Fidelity® SAI Long-Term Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.18	$7.73	$10.71	$11.04	$12.59
Income from Investment Operations
Net investment income (loss) B,C	.297	.283	.243	.219	.227
Net realized and unrealized gain (loss)	(.132)	(.582)	(2.991)	(.309)	(.965)
Total from investment operations	.165	(.299)	(2.748)	(.090)	(.738)
Distributions from net investment income	(.265)	(.251)	(.232)	(.213)	(.226)
Distributions from net realized gain	-	-	-	(.027)	(.586)
Total distributions	(.265)	(.251)	(.232)	(.240)	(.812)
Net asset value, end of period	$7.08	$7.18	$7.73	$10.71	$11.04
Total Return D	2.37%	(3.91)%	(25.78)%	(.85)%	(6.39)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.04%	.08%	.05%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.20%	3.85%	2.85%	1.97%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$3,057,894	$3,338,107	$3,238,850	$7,086,638	$1,174,635
Portfolio turnover rate G	20%	51%	107%	62%	47%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,812,558
Gross unrealized depreciation	(389,220,352)
Net unrealized appreciation (depreciation)	$(351,407,794)
Tax Cost	$3,414,276,941

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,494,678,138)
Net unrealized appreciation (depreciation) on securities and other investments	$(351,407,794)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Due to large redemptions in a prior period, approximately $1,701,364,431 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $75,457,734 of those capital losses per year to offset capital gains.  Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Short-term	$(810,967,964)
Long-term	(1,683,710,174)
Total capital loss carryforward	$(2,494,678,138)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$116,632,772	$ 126,136,529
Total	$116,632,772	$ 126,136,529

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	5,006

6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Long-Term Treasury Bond Index Fund	102	-	-

7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $433,124.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $351.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Core Income Fund	Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Long-Term Treasury Bond Index Fund	11%	83%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Long-Term Treasury Bond Index Fund	95%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Long-Term Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Long-Term Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $116,632,772 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Long-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.03% through June 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9869414.109
SV5-ANN-0425
Fidelity® SAI Intermediate Treasury Bond Index Fund

Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Intermediate Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.25% 2/15/2029	3.41	1,383,100	1,451,228
US Treasury Bonds 6.25% 5/15/2030	3.55	34,829,400	38,433,427
US Treasury Notes 0.625% 5/15/2030	3.55	78,078,200	65,664,986
US Treasury Notes 0.625% 8/15/2030	3.56 to 4.06	165,684,700	138,120,202
US Treasury Notes 0.875% 11/15/2030	3.56	161,634,100	135,709,506
US Treasury Notes 1.125% 2/15/2031	4.31	6,500,000	5,506,465
US Treasury Notes 1.25% 8/15/2031	3.61	166,576,400	139,917,670
US Treasury Notes 1.375% 11/15/2031	3.63	100,004,600	84,105,431
US Treasury Notes 1.5% 2/15/2030	3.54 to 4.40	1,655,300	1,468,948
US Treasury Notes 1.625% 5/15/2031	3.60 to 3.61	67,707,900	58,665,192
US Treasury Notes 1.75% 11/15/2029	3.50	1,999,500	1,809,469
US Treasury Notes 1.875% 2/15/2032	3.65	90,098,000	77,958,042
US Treasury Notes 2.75% 8/15/2032	3.66 to 4.58	86,563,800	78,979,323
US Treasury Notes 2.875% 5/15/2032	3.65	114,149,900	105,374,626
US Treasury Notes 3.375% 5/15/2033	3.69 to 4.04	130,361,700	123,385,313
US Treasury Notes 3.5% 2/15/2033	3.68 to 3.69	88,954,700	85,128,953
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.04	31,275,300	30,693,775
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.13	37,200,000	36,198,797
US Treasury Notes 3.75% 6/30/2030	3.95	33,750,000	33,285,938
US Treasury Notes 3.75% 8/31/2031	3.61 to 4.38	10,050,000	9,853,711
US Treasury Notes 3.875% 12/31/2029	3.54	1,819,200	1,807,617
US Treasury Notes 3.875% 8/15/2033	3.70 to 4.61	57,555,400	56,384,058
US Treasury Notes 3.875% 8/15/2034	3.73 to 4.63	117,349,400	114,419,690
US Treasury Notes 4% 1/31/2031	3.59	24,561,300	24,468,236
US Treasury Notes 4% 2/15/2034	3.72 to 4.06	136,057,200	134,202,358
US Treasury Notes 4% 2/28/2030	3.54	1,933,700	1,933,398
US Treasury Notes 4% 7/31/2030	3.57	45,937,500	45,845,984
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	82,000,000	82,128,125
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	107,799,950
US Treasury Notes 4.125% 11/30/2031	4.56	12,900,000	12,918,645
US Treasury Notes 4.125% 2/29/2032	4.10	48,150,000	48,210,188
US Treasury Notes 4.125% 3/31/2031	3.59 to 3.96	72,867,600	73,055,461
US Treasury Notes 4.125% 7/31/2031	3.60 to 3.98	103,416,200	103,617,603
US Treasury Notes 4.125% 8/31/2030	3.57	10,588,300	10,624,284
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	128,700,000	129,202,734
US Treasury Notes 4.25% 2/28/2031	3.59 to 3.90	143,728,300	145,086,981
US Treasury Notes 4.25% 6/30/2031	3.92	36,700,000	37,032,594
US Treasury Notes 4.375% 1/31/2032	4.44	32,500,000	33,033,203
US Treasury Notes 4.375% 11/30/2030	3.59	21,885,300	22,233,242
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.45	109,087,700	110,630,268
US Treasury Notes 4.5% 11/15/2033	3.71 to 4.01	115,577,400	118,335,908
US Treasury Notes 4.5% 12/31/2031	4.49	39,750,000	40,694,063
US Treasury Notes 4.625% 2/15/2035	4.20	35,400,000	36,611,469
US Treasury Notes 4.625% 4/30/2031	3.59	28,757,800	29,608,177
US Treasury Notes 4.625% 5/31/2031	3.60 to 4.13	20,891,900	21,510,496
US Treasury Notes 4.625% 9/30/2030	3.58 to 4.52	14,680,000	15,096,316
US Treasury Notes 4.875% 10/31/2030	3.57	47,822,400	49,791,338
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,915,246,255)			2,857,993,388

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $18,742,564)	4.35	18,738,816	18,742,564

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,933,988,819)	2,876,735,952
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,800,784
NET ASSETS - 100.0%	2,878,536,736

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	48,493,109	29,750,545	120,450	-	-	18,742,564	18,738,816	0.0%
Total	-	48,493,109	29,750,545	120,450	-	-	18,742,564	18,738,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	2,857,993,388	-	2,857,993,388	-

Money Market Funds	18,742,564	18,742,564	-	-
Total Investments in Securities:	2,876,735,952	18,742,564	2,857,993,388	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,915,246,255)	$2,857,993,388
Fidelity Central Funds (cost $18,742,564)	18,742,564

Total Investment in Securities (cost $2,933,988,819)		$2,876,735,952
Receivable for investments sold		108,573,392
Interest receivable		17,884,129
Distributions receivable from Fidelity Central Funds		26,552
Prepaid expenses		14,302
Receivable from investment adviser for expense reductions		15,467
Total assets		3,003,249,794
Liabilities
Payable for investments purchased	$124,603,682
Accrued management fee	69,999
Other payables and accrued expenses	39,377
Total liabilities		124,713,058
Net Assets		$2,878,536,736
Net Assets consist of:
Paid in capital		$2,939,985,686
Total accumulated earnings (loss)		(61,448,950)
Net Assets		$2,878,536,736
Net Asset Value, offering price and redemption price per share ($2,878,536,736 ÷ 295,151,541 shares)		$9.75
Statement of Operations
For the period September 20, 2024 (commencement of operations) through February 28, 2025
Investment Income
Interest		$45,139,094
Income from Fidelity Central Funds		120,450
Total income		45,259,544
Expenses
Management fee	$361,766
Custodian fees and expenses	111
Independent trustees' fees and expenses	2,699
Registration fees	13,235
Audit fees	40,519
Legal	298
Miscellaneous	209
Total expenses before reductions	418,837
Expense reductions	(59,276)
Total expenses after reductions		359,561
Net Investment income (loss)		44,899,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,950,357)
Total net realized gain (loss)		(12,950,357)
Change in net unrealized appreciation (depreciation) on investment securities		(57,252,867)
Net gain (loss)		(70,203,224)
Net increase (decrease) in net assets resulting from operations		$(25,303,241)
Statement of Changes in Net Assets

For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,899,983
Net realized gain (loss)	(12,950,357)
Change in net unrealized appreciation (depreciation)	(57,252,867)
Net increase (decrease) in net assets resulting from operations	(25,303,241)
Distributions to shareholders	(36,188,747)

Share transactions
Proceeds from sales of shares	2,904,311,277
Reinvestment of distributions	36,188,747
Cost of shares redeemed	(471,300)

Net increase (decrease) in net assets resulting from share transactions	2,940,028,724
Total increase (decrease) in net assets	2,878,536,736

Net Assets
Beginning of period	-
End of period	$2,878,536,736

Other Information
Shares
Sold	291,445,943
Issued in reinvestment of distributions	3,754,691
Redeemed	(49,093)
Net increase (decrease)	295,151,541

Financial Highlights
Fidelity® SAI Intermediate Treasury Bond Index Fund

Years ended February 28,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.158
Net realized and unrealized gain (loss)	(.278)
Total from investment operations	(.120)
Distributions from net investment income	(.130)
Total distributions	(.130)
Net asset value, end of period	$9.75
Total Return D,E	(1.18) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.03% H,I
Expenses net of fee waivers, if any	.03 % H
Expenses net of all reductions	.03% H
Net investment income (loss)	3.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,878,537
Portfolio turnover rate J	20 % K,L

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity SAI Intermediate Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,330,245
Gross unrealized depreciation	(56,272,172)
Net unrealized appreciation (depreciation)	$(49,941,927)
Tax Cost	$2,926,677,879

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$41,929
Capital loss carryforward	$(11,548,951)
Net unrealized appreciation (depreciation) on securities and other investments	$(49,941,927)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,548,951)
Total capital loss carryforward	$(11,548,951)

The tax character of distributions paid was as follows:

February 28, 2025 A
Ordinary Income	$36,188,747

A For the period September 20, 2024 (commencement of operations) through February 28, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Intermediate Treasury Bond Index Fund	252,881,098	2,528,810,977
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $59,248.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $28.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

A the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Intermediate Treasury Bond Index Fund	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Intermediate Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Intermediate Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2025, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from September 20, 2024 (commencement of operations) through February 28, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 20, 2024 (commencement of operations) through February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $36,188,747 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Intermediate Treasury Bond Index Fund

At its May 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with a similar Lipper investment mandate, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of the fund ranked below the competitive median of the similar sales load structure group.
Other Contractual Arrangements. The Board also noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 3 basis points through June 30, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total net expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 2025.

1.9918126.100
TBN-ANN-0425
Fidelity® Series Long-Term Treasury Bond Index Fund

Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Long-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.69 to 4.88	74,617,000	47,518,787
US Treasury Bonds 1.25% 5/15/2050	4.77	120,400,000	60,787,890
US Treasury Bonds 1.375% 11/15/2040	1.44 to 3.49	596,763,000	390,250,365
US Treasury Bonds 1.625% 11/15/2050	4.92	24,100,000	13,349,141
US Treasury Bonds 1.75% 8/15/2041	1.97 to 3.63	278,340,000	189,934,431
US Treasury Bonds 1.875% 11/15/2051	1.78 to 4.80	643,520,000	377,087,636
US Treasury Bonds 1.875% 2/15/2041	1.92 to 4.40	633,606,000	447,954,494
US Treasury Bonds 1.875% 2/15/2051	2.11 to 4.79	749,805,000	442,531,394
US Treasury Bonds 2% 11/15/2041	1.83 to 4.09	915,080,000	647,097,394
US Treasury Bonds 2% 2/15/2050	1.28 to 4.99	435,249,000	267,797,149
US Treasury Bonds 2% 8/15/2051	1.90 to 4.92	835,220,000	506,221,622
US Treasury Bonds 2.25% 2/15/2052	2.17 to 5.04	1,404,440,000	902,462,416
US Treasury Bonds 2.25% 5/15/2041	1.83 to 4.45	831,582,000	620,503,104
US Treasury Bonds 2.25% 8/15/2046	3.02 to 4.03	172,941,000	117,728,235
US Treasury Bonds 2.25% 8/15/2049	2.55 to 4.83	269,047,000	176,204,767
US Treasury Bonds 2.375% 11/15/2049	2.20 to 4.94	361,492,000	242,722,108
US Treasury Bonds 2.375% 2/15/2042	2.24 to 4.60	1,184,160,000	884,744,315
US Treasury Bonds 2.375% 5/15/2051	1.90 to 4.78	732,974,000	487,685,394
US Treasury Bonds 2.5% 2/15/2045	1.87 to 4.23	686,749,000	500,790,247
US Treasury Bonds 2.5% 2/15/2046	3.02 to 3.12	117,718,000	84,738,567
US Treasury Bonds 2.5% 5/15/2046	3.02 to 3.43	136,970,000	98,254,573
US Treasury Bonds 2.75% 11/15/2042	1.48 to 4.32	193,274,000	151,486,047
US Treasury Bonds 2.75% 11/15/2047	3.06 to 4.90	267,357,000	197,614,419
US Treasury Bonds 2.75% 8/15/2042	3.01 to 4.15	252,260,000	198,566,065
US Treasury Bonds 2.75% 8/15/2047	2.39 to 3.20	458,264,000	339,419,675
US Treasury Bonds 2.875% 11/15/2046	3.06 to 4.65	11,125,000	8,503,672
US Treasury Bonds 2.875% 5/15/2043	2.31 to 4.03	241,482,000	191,864,995
US Treasury Bonds 2.875% 5/15/2049	1.40 to 4.92	596,099,000	445,514,146
US Treasury Bonds 2.875% 5/15/2052	3.02 to 4.77	195,980,000	144,841,469
US Treasury Bonds 2.875% 8/15/2045	1.38 to 4.04	36,432,000	28,241,916
US Treasury Bonds 3% 11/15/2044	2.99 to 3.82	172,537,000	137,409,545
US Treasury Bonds 3% 11/15/2045	1.74 to 4.48	381,862,000	301,566,564
US Treasury Bonds 3% 2/15/2047	1.89 to 3.13	489,794,000	381,905,391
US Treasury Bonds 3% 2/15/2048	1.43 to 3.88	595,209,000	459,705,951
US Treasury Bonds 3% 2/15/2049	4.13 to 4.90	376,287,000	288,535,698
US Treasury Bonds 3% 5/15/2042	3.14 to 4.13	79,079,000	64,937,451
US Treasury Bonds 3% 5/15/2045	2.33 to 4.02	158,044,000	125,360,994
US Treasury Bonds 3% 5/15/2047	1.92 to 4.50	234,862,000	182,715,297
US Treasury Bonds 3% 8/15/2048	2.39 to 4.52	203,982,000	156,866,939
US Treasury Bonds 3% 8/15/2052	3.28 to 4.39	566,180,000	429,146,747
US Treasury Bonds 3.125% 11/15/2041	1.92 to 3.03	59,163,000	49,870,249
US Treasury Bonds 3.125% 2/15/2042	2.65 to 3.99	154,840,000	130,023,261
US Treasury Bonds 3.125% 2/15/2043	2.30 to 5.01	140,221,000	116,049,310
US Treasury Bonds 3.125% 5/15/2048	1.51 to 4.93	273,142,000	215,312,717
US Treasury Bonds 3.125% 8/15/2044	1.96 to 4.20	77,966,000	63,505,743
US Treasury Bonds 3.25% 5/15/2042	3.27 to 4.64	329,100,000	280,300,641
US Treasury Bonds 3.375% 11/15/2048	3.70 to 5.19	279,491,000	229,695,749
US Treasury Bonds 3.375% 5/15/2044	2.95 to 3.01	122,930,000	104,476,094
US Treasury Bonds 3.375% 8/15/2042	4.41 to 5.15	262,860,000	227,271,222
US Treasury Bonds 3.5% 2/15/2039	1.94 to 3.84	128,034,000	117,276,143
US Treasury Bonds 3.625% 2/15/2044	1.64 to 3.82	142,857,000	126,233,132
US Treasury Bonds 3.625% 2/15/2053	3.67 to 5.08	342,780,000	293,773,172
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.00	741,700,000	636,065,692
US Treasury Bonds 3.625% 8/15/2043	1.23 to 5.02	393,132,000	348,367,164
US Treasury Bonds 3.75% 11/15/2043	3.04 to 4.82	103,069,000	92,862,753
US Treasury Bonds 3.75% 8/15/2041	2.19 to 4.60	107,358,000	98,698,068
US Treasury Bonds 3.875% 2/15/2043	4.92	144,800,000	133,611,938
US Treasury Bonds 3.875% 5/15/2043	4.73 to 5.28	218,900,000	201,351,269
US Treasury Bonds 4% 11/15/2042	3.96 to 5.22	251,320,000	236,289,885
US Treasury Bonds 4% 11/15/2052	3.60 to 4.81	387,400,000	355,091,444
US Treasury Bonds 4.125% 8/15/2044	4.60	32,200,000	30,454,156
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.07	482,900,000	452,850,794
US Treasury Bonds 4.25% 11/15/2040	2.93 to 3.12	47,867,000	46,973,233
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.38	47,800,000	45,852,523
US Treasury Bonds 4.25% 5/15/2039	3.03 to 4.73	13,257,000	13,118,216
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.72	522,300,000	501,897,656
US Treasury Bonds 4.375% 11/15/2039	3.29 to 4.77	49,800,000	49,817,508
US Treasury Bonds 4.375% 2/15/2038	2.35 to 4.41	57,424,000	58,061,048
US Treasury Bonds 4.375% 5/15/2040 (c)	3.07 to 4.75	239,923,000	239,557,492
US Treasury Bonds 4.375% 5/15/2041	2.99 to 4.79	104,568,000	103,885,857
US Treasury Bonds 4.375% 8/15/2043	4.39 to 4.72	88,670,000	87,145,984
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	594,400,000	595,978,875
US Treasury Bonds 4.5% 2/15/2036 (c)	1.69 to 4.51	114,818,000	118,598,921
US Treasury Bonds 4.5% 2/15/2044	4.74	4,900,000	4,883,922
US Treasury Bonds 4.5% 5/15/2038	3.97 to 4.79	29,300,000	29,997,019
US Treasury Bonds 4.5% 8/15/2039	4.14	48,244,000	48,977,083
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	219,100,000	221,496,406
US Treasury Bonds 4.625% 2/15/2040	2.97 to 4.85	30,743,000	31,556,008
US Treasury Bonds 4.625% 2/15/2055	4.47	70,100,000	71,753,988
US Treasury Bonds 4.625% 5/15/2044	4.43 to 4.75	341,000,000	345,076,014
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.80	473,400,000	483,478,241
US Treasury Bonds 4.75% 11/15/2043	4.52 to 4.90	383,000,000	394,504,960
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.82	757,200,000	787,044,326
US Treasury Bonds 4.75% 2/15/2037	1.70 to 2.95	28,863,000	30,380,562
US Treasury Bonds 4.75% 2/15/2041	3.79 to 4.82	110,773,000	114,991,894
US Treasury Bonds 5% 5/15/2037	1.70 to 4.22	111,927,000	120,255,942
US Treasury Notes 4.75% 2/15/2045	4.71	4,300,000	4,430,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,928,848,596)			20,829,711,628

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	253,017,270	253,067,874
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	222,251,040	222,273,265
TOTAL MONEY MARKET FUNDS (Cost $475,341,139)			475,341,139

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $25,404,189,735)	21,305,052,767
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(261,748,285)
NET ASSETS - 100.0%	21,043,304,482

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	253,791,208	1,386,879,507	1,387,610,334	6,401,777	7,493	-	253,067,874	253,017,270	0.5%
Fidelity Securities Lending Cash Central Fund	-	1,261,401,458	1,039,128,193	77,619	-	-	222,273,265	222,251,040	0.9%
Total	253,791,208	2,648,280,965	2,426,738,527	6,479,396	7,493	-	475,341,139	475,268,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	20,829,711,628	-	20,829,711,628	-

Money Market Funds	475,341,139	475,341,139	-	-
Total Investments in Securities:	21,305,052,767	475,341,139	20,829,711,628	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value (including securities loaned of $217,018,088) - See accompanying schedule:
Unaffiliated issuers (cost $24,928,848,596)	$20,829,711,628
Fidelity Central Funds (cost $475,341,139)	475,341,139

Total Investment in Securities (cost $25,404,189,735)		$21,305,052,767
Receivable for investments sold		355,793,102
Receivable for fund shares sold		126,738,230
Interest receivable		139,459,598
Distributions receivable from Fidelity Central Funds		503,025
Total assets		21,927,546,722
Liabilities
Payable for investments purchased	$71,863,453
Payable for fund shares redeemed	590,041,725
Distributions payable	24,067
Other payables and accrued expenses	39,730
Collateral on securities loaned	222,273,265
Total liabilities		884,242,240
Net Assets		$21,043,304,482
Net Assets consist of:
Paid in capital		$27,138,577,160
Total accumulated earnings (loss)		(6,095,272,678)
Net Assets		$21,043,304,482
Net Asset Value, offering price and redemption price per share ($21,043,304,482 ÷ 3,768,866,394 shares)		$5.58
Statement of Operations
Year ended February 28, 2025
Investment Income
Interest		$723,339,292
Income from Fidelity Central Funds (including $77,619 from security lending)		6,479,396
Total income		729,818,688
Expenses
Custodian fees and expenses	$161,869
Independent trustees' fees and expenses	52,628
Total expenses before reductions	214,497
Expense reductions	(2,386)
Total expenses after reductions		212,111
Net Investment income (loss)		729,606,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(913,878,600)
Fidelity Central Funds	7,493
Total net realized gain (loss)		(913,871,107)
Change in net unrealized appreciation (depreciation) on investment securities		950,687,866
Net gain (loss)		36,816,759
Net increase (decrease) in net assets resulting from operations		$766,423,336
Statement of Changes in Net Assets

	Year ended February 28, 2025	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$729,606,577	$655,040,859
Net realized gain (loss)	(913,871,107)	(724,264,803)
Change in net unrealized appreciation (depreciation)	950,687,866	(364,854,037)
Net increase (decrease) in net assets resulting from operations	766,423,336	(434,077,981)
Distributions to shareholders	(676,666,979)	(606,523,970)

Share transactions
Proceeds from sales of shares	5,495,827,183	5,632,851,217
Reinvestment of distributions	676,584,575	606,520,433
Cost of shares redeemed	(4,982,406,014)	(2,980,965,139)

Net increase (decrease) in net assets resulting from share transactions	1,190,005,744	3,258,406,511
Total increase (decrease) in net assets	1,279,762,101	2,217,804,560

Net Assets
Beginning of period	19,763,542,381	17,545,737,821
End of period	$21,043,304,482	$19,763,542,381

Other Information
Shares
Sold	1,006,501,340	993,209,134
Issued in reinvestment of distributions	122,142,333	106,407,571
Redeemed	(895,144,557)	(517,708,239)
Net increase (decrease)	233,499,116	581,908,466

Financial Highlights
Fidelity® Series Long-Term Treasury Bond Index Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$5.59	$5.94	$8.05	$8.33	$10.06
Income from Investment Operations
Net investment income (loss) B,C	.213	.202	.185	.175	.201
Net realized and unrealized gain (loss)	(.026) D	(.365)	(2.121)	(.253)	(.752)
Total from investment operations	.187	(.163)	(1.936)	(.078)	(.551)
Distributions from net investment income	(.197)	(.187)	(.174)	(.169)	(.199)
Distributions from net realized gain	-	-	-	(.033)	(.980)
Total distributions	(.197)	(.187)	(.174)	(.202)	(1.179)
Net asset value, end of period	$5.58	$5.59	$5.94	$8.05	$8.33
Total Return E	3.44%	(2.77)%	(24.16)%	(1.01)%	(6.47)%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.84%	3.53%	2.87%	2.10%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$21,043,304	$19,763,542	$17,545,738	$15,129,018	$9,356,431
Portfolio turnover rate I	18%	11%	10%	18%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$186,998,327
Gross unrealized depreciation	(4,236,539,423)
Net unrealized appreciation (depreciation)	$(4,049,541,096)
Tax Cost	$25,354,593,863

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(2,041,837,217)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,049,541,096)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(188,109,629)
Long-term	(1,853,727,588)
Total capital loss carryforward	$(2,041,837,217)

The tax character of distributions paid was as follows:

	February 28, 2025	February 29, 2024
Ordinary Income	$676,666,979	$606,523,970

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Long-Term Treasury Bond Index Fund	8,406	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,386.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Long-Term Treasury Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Long-Term Treasury Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $676,666,979 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Long-Term Treasury Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9872674.108
XS8-ANN-0425
Fidelity® SAI Short-Term Treasury Bond Index Fund

Annual Report
February 28, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Short-Term Treasury Bond Index Fund
Schedule of Investments February 28, 2025
Showing Percentage of Net Assets
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	505,039
US Treasury Bonds 6% 2/15/2026	3.52	239,500	243,754
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	593,858
US Treasury Bonds 6.5% 11/15/2026	3.23	179,600	187,787
US Treasury Notes 0.25% 5/31/2025	4.24	96,000	95,057
US Treasury Notes 0.25% 7/31/2025	4.03	115,300	113,397
US Treasury Notes 0.375% 11/30/2025	3.84	152,800	148,538
US Treasury Notes 0.375% 7/31/2027	3.49	2,888,600	2,651,419
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,453,048
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	643,898
US Treasury Notes 0.5% 5/31/2027	3.51	1,606,300	1,487,082
US Treasury Notes 0.5% 6/30/2027	3.50 to 4.22	1,200,000	1,108,078
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	177,925
US Treasury Notes 0.625% 11/30/2027	3.50	714,400	652,699
US Treasury Notes 0.625% 12/31/2027	3.50	532,900	485,501
US Treasury Notes 0.625% 3/31/2027	3.52	1,792,200	1,672,977
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,667,167
US Treasury Notes 0.75% 3/31/2026	3.70 to 4.11	5,820,700	5,616,067
US Treasury Notes 0.75% 5/31/2026	3.65	2,485,000	2,385,600
US Treasury Notes 0.875% 6/30/2026	3.63	1,233,400	1,183,052
US Treasury Notes 0.875% 9/30/2026	3.56	1,238,700	1,179,426
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,006,960
US Treasury Notes 1.125% 2/29/2028	3.50	288,300	265,337
US Treasury Notes 1.25% 11/30/2026	3.55	1,401,600	1,336,940
US Treasury Notes 1.25% 12/31/2026	3.52	3,592,700	3,419,661
US Treasury Notes 1.25% 3/31/2028	3.50	102,400	94,392
US Treasury Notes 1.25% 4/30/2028	3.51	1,646,000	1,513,677
US Treasury Notes 1.25% 6/30/2028	3.50	52,200	47,783
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,646,349
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	453,005
US Treasury Notes 1.5% 8/15/2026	3.60	292,400	282,029
US Treasury Notes 1.625% 5/15/2026	3.66	1,222,000	1,187,011
US Treasury Notes 1.875% 2/28/2027	3.52	977,600	938,229
US Treasury Notes 1.875% 7/31/2026	3.61	371,800	360,806
US Treasury Notes 2.125% 5/15/2025	4.26	94,400	93,990
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	327,349
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	597,624
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,630,025
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	712,301
US Treasury Notes 2.375% 5/15/2029	3.52	415,900	389,939
US Treasury Notes 2.5% 3/31/2027	3.50	887,700	861,797
US Treasury Notes 2.625% 12/31/2025	3.81	48,000	47,402
US Treasury Notes 2.625% 5/31/2027	3.51	1,973,900	1,916,534
US Treasury Notes 2.75% 2/15/2028	3.50	488,800	472,303
US Treasury Notes 2.75% 4/30/2027	3.51	643,400	627,039
US Treasury Notes 2.75% 5/31/2029	3.52	1,641,800	1,561,826
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	568,495
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	1,979,045
US Treasury Notes 3.125% 8/31/2027	3.50	269,200	263,774
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.56	658,000	648,593
US Treasury Notes 3.5% 4/30/2028	3.49	66,800	65,830
US Treasury Notes 3.5% 9/30/2029	3.56 to 4.33	1,500,000	1,468,125
US Treasury Notes 3.625% 5/15/2026	3.66	85,600	85,134
US Treasury Notes 3.75% 12/31/2028	3.51	311,500	308,714
US Treasury Notes 3.75% 4/15/2026	3.68	480,400	478,542
US Treasury Notes 3.75% 8/15/2027	3.49	2,500	2,487
US Treasury Notes 3.75% 8/31/2026	3.59	76,100	75,770
US Treasury Notes 3.875% 10/15/2027	4.12	500,000	498,750
US Treasury Notes 4% 1/31/2029	3.51	148,000	147,988
US Treasury Notes 4% 12/15/2025	3.82	62,700	62,618
US Treasury Notes 4% 2/28/2030	4.00	2,000,000	1,999,688
US Treasury Notes 4% 2/29/2028	3.49	148,300	148,387
US Treasury Notes 4% 6/30/2028	4.32	500,000	500,293
US Treasury Notes 4% 7/31/2029	3.50	2,342,800	2,341,560
US Treasury Notes 4.125% 10/31/2026	4.16	850,000	851,328
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	304,036
US Treasury Notes 4.125% 10/31/2029	4.15	1,100,000	1,105,156
US Treasury Notes 4.125% 11/15/2027	4.11	650,000	652,412
US Treasury Notes 4.125% 11/30/2029	4.08	1,200,000	1,206,188
US Treasury Notes 4.125% 3/31/2029	3.51	73,100	73,420
US Treasury Notes 4.125% 6/15/2026	3.64	169,200	169,345
US Treasury Notes 4.125% 9/30/2027	3.47	71,000	71,277
US Treasury Notes 4.25% 1/31/2030	4.33	850,000	858,898
US Treasury Notes 4.25% 12/31/2026	4.25	750,000	753,105
US Treasury Notes 4.25% 2/15/2028	3.96	900,000	907,031
US Treasury Notes 4.25% 6/30/2029	3.51	2,212,000	2,232,775
US Treasury Notes 4.375% 11/30/2028	3.51	1,039,700	1,053,143
US Treasury Notes 4.375% 12/15/2026	3.55	703,900	708,189
US Treasury Notes 4.375% 12/31/2029	4.39	900,000	914,063
US Treasury Notes 4.375% 7/15/2027	3.49	342,600	345,612
US Treasury Notes 4.375% 7/31/2026	3.61 to 4.04	730,200	733,423
US Treasury Notes 4.375% 8/31/2028	3.50	2,083,800	2,109,603
US Treasury Notes 4.5% 3/31/2026	3.70	94,000	94,367
US Treasury Notes 4.625% 11/15/2026	3.56	81,500	82,293
US Treasury Notes 4.625% 6/15/2027	3.49	100,300	101,710
US Treasury Notes 4.625% 9/15/2026	3.59	264,600	266,915
US Treasury Notes 4.875% 10/31/2028	3.50 to 4.12	3,200,400	3,294,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,292,347)			79,574,671

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $528,404)	4.35	528,298	528,404

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $80,820,751)	80,103,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	966
NET ASSETS - 100.0%	80,104,041

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	2,152,850	1,624,446	7,526	-	-	528,404	528,298	0.0%
Total	-	2,152,850	1,624,446	7,526	-	-	528,404	528,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	79,574,671	-	79,574,671	-

Money Market Funds	528,404	528,404	-	-
Total Investments in Securities:	80,103,075	528,404	79,574,671	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $80,292,347)	$79,574,671
Fidelity Central Funds (cost $528,404)	528,404

Total Investment in Securities (cost $80,820,751)		$80,103,075
Receivable for investments sold		7,113,997
Interest receivable		412,989
Distributions receivable from Fidelity Central Funds		1,172
Prepaid expenses		14,302
Receivable from investment adviser for expense reductions		9,967
Total assets		87,655,502
Liabilities
Payable for investments purchased	$7,510,115
Accrued management fee	1,984
Other payables and accrued expenses	39,362
Total liabilities		7,551,461
Net Assets		$80,104,041
Net Assets consist of:
Paid in capital		$80,815,840
Total accumulated earnings (loss)		(711,799)
Net Assets		$80,104,041
Net Asset Value, offering price and redemption price per share ($80,104,041 ÷ 8,041,542 shares)		$9.96
Statement of Operations
For the period September 20, 2024 (commencement of operations) through February 28, 2025
Investment Income
Interest		$1,360,954
Income from Fidelity Central Funds		7,526
Total income		1,368,480
Expenses
Management fee	$11,527
Custodian fees and expenses	92
Independent trustees' fees and expenses	91
Registration fees	13,235
Audit fees	40,475
Legal	10
Miscellaneous	32
Total expenses before reductions	65,462
Expense reductions	(54,098)
Total expenses after reductions		11,364
Net Investment income (loss)		1,357,116
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(554,082)
Total net realized gain (loss)		(554,082)
Change in net unrealized appreciation (depreciation) on investment securities		(717,676)
Net gain (loss)		(1,271,758)
Net increase (decrease) in net assets resulting from operations		$85,358
Statement of Changes in Net Assets

For the period September 20, 2024 (commencement of operations) through February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,357,116
Net realized gain (loss)	(554,082)
Change in net unrealized appreciation (depreciation)	(717,676)
Net increase (decrease) in net assets resulting from operations	85,358
Distributions to shareholders	(797,917)

Share transactions
Proceeds from sales of shares	130,500,983
Reinvestment of distributions	797,917
Cost of shares redeemed	(50,482,300)

Net increase (decrease) in net assets resulting from share transactions	80,816,600
Total increase (decrease) in net assets	80,104,041

Net Assets
Beginning of period	-
End of period	$80,104,041

Other Information
Shares
Sold	13,050,098
Issued in reinvestment of distributions	80,681
Redeemed	(5,089,237)
Net increase (decrease)	8,041,542

Financial Highlights
Fidelity® SAI Short-Term Treasury Bond Index Fund

Years ended February 28,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153
Net realized and unrealized gain (loss)	(.099)
Total from investment operations	.054
Distributions from net investment income	(.094)
Total distributions	(.094)
Net asset value, end of period	$9.96
Total Return D,E	.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.11% H,I
Expenses net of fee waivers, if any	.03 % H
Expenses net of all reductions	.03% H
Net investment income (loss)	3.59% H
Supplemental Data
Net assets, end of period (000 omitted)	$80,104
Portfolio turnover rate J	32 % K,L

AFor the period September 20, 2024 (commencement of operations) through February 28, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2025

1. Organization.
Fidelity SAI Short-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,933
Gross unrealized depreciation	(484,453)
Net unrealized appreciation (depreciation)	$(311,520)
Tax Cost	$80,414,595

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$45,137
Capital loss carryforward	$(445,417)
Net unrealized appreciation (depreciation) on securities and other investments	$(311,520)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(445,417)
Total capital loss carryforward	$(445,417)

The tax character of distributions paid was as follows:

February 28, 2025A
Ordinary Income	$797,917

A For the period September 20, 2024 (commencement of operations) through February 28, 2025.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .03% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Short-Term Treasury Bond Index Fund	13,000,068	130,000,682
5. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $54,030.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $68.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI Short-Term Treasury Bond Index Fund	100%
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Short-Term Treasury Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Short-Term Treasury Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2025, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from September 20, 2024 (commencement of operations) through February 28, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 20, 2024 (commencement of operations) through February 28, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $791,284 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Short-Term Treasury Bond Index Fund

At its May 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with a similar Lipper investment mandate, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of the fund ranked below the competitive median of the similar sales load structure group.
Other Contractual Arrangements. The Board also noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 3 basis points through June 30, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total net expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 2025.

1.9918128.100
STN-ANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025